UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08189

J.P. Morgan Fleming Mutual Fund Group, Inc.

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

Noah D. Greenhill, Esq.

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: July 1, 2018 through December 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Report

J.P. Morgan Mid Cap/Multi-Cap Funds

December 31, 2018 (Unaudited)

JPMorgan Growth Advantage Fund

JPMorgan Mid Cap Equity Fund

JPMorgan Mid Cap Growth Fund

JPMorgan Mid Cap Value Fund

JPMorgan Value Advantage Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.jpmorganfunds.com and you will be notified by mail each time a report is posted and provided with a website to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary (such as a broker dealer, bank, or retirement plan) or, if you are a direct investor, by going to www.jpmorganfunds.com/edelivery.

You may elect to receive paper copies of all future reports free of charge. Contact your financial intermediary or, if you invest directly with the Funds, email us at funds.website.support@jpmorganfunds.com or call 1-800-480-4111. Your election to receive paper reports will apply to all funds held within your account(s).

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

February 14, 2019 (Unaudited)

Dear Shareholder,

While the U.S. economy largely outperformed other leading economies during the second half of 2018, record corporate profits and historically low unemployment were overshadowed in December by a sell-off in equity markets, unsettled global trade tensions and a political impasse that led to the temporary shutdown of large parts of the federal government.

“Overall, economists generally remained optimistic about the fundamental strength of the U.S. economy at the end of 2018.” — George C.W. Gatch

The second longest U.S. economic expansion on record extended through the third and fourth quarters of 2018. Gross domestic product advanced 3.4% in the third quarter of 2018, and was on pace to grow by about 3% for the full year 2018. In September, the U.S. jobless rate dipped to 3.7% - its lowest level in nearly 50 years - and stood at 3.9% at the end of the year. In response, the U.S. Federal Reserve raised interest rates in September and again in December.

U.S. aggregate corporate revenues and earnings reached record high levels in the second and third quarters of 2018. Though some profit growth was attributed to the temporary benefits of late-2017 tax cut legislation, the outlook for U.S. corporate earnings remained generally positive at the end of the year.

Equity prices in the U.S. largely rose during the third quarter of 2018. The S&P 500 Index hit record highs in August and remained elevated in September. However, early October saw a sharp sell-off in financial markets and the worst December for the S&P 500 Index since 1931 erased all gains seen in the prior five months.

By the end of 2018, investors were confronted with several worrying developments. Leading economies, particularly China and the European Union, showed significant signs of slowing in the latter half of the year. While U.S.-China trade tariffs had little clear direct impact on the U.S. economy in 2018, a continuation or acceleration of protectionist policies could begin to hinder growth. Though the federal government shutdown ended subsequent to the end of the reporting period, the solution was a short-term budget agreement that failed to alleviate concerns about the possibility of future shutdowns.

Overall, economists generally remained optimistic about the fundamental strength of the U.S. economy at the end of 2018. While U.S. corporate profits and gross domestic product are expected to grow in the year ahead, the extent to which U.S. financial markets benefit remains to be seen, given the length of the current economic expansion.

We believe investors who maintain a patient approach and a well-diversified portfolio may be best positioned to navigate current market conditions. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

DECEMBER 31, 2018	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	1

J.P. Morgan Mid Cap/Multi-Cap Funds

MARKET OVERVIEW

SIX MONTHS ENDED DECEMBER 31, 2018 (Unaudited)

U.S. equity prices were largely supported by strong corporate earnings and revenue, low interest rates and an expanding domestic economy. In August, U.S. equity prices reached record highs and remained elevated through September. However, share prices fell sharply and market volatility spiked in early October, then rebounded slightly in November before plummeting again in December, erasing gains made over the previous five months.

Overall, U.S. large cap equity outperformed mid cap and small cap equity and growth stocks outperformed value stocks. For the six months ended December 31, 2018, the S&P 500 returned -6.85% and the Russell Midcap Index returned -11.14%.

2	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2018

JPMorgan Growth Advantage Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2018 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class A Shares, without a sales charge)*	(10.96)%
Russell 3000 Growth Index	(8.90)%

Net Assets as of 12/31/2018 (In Thousands)	$7,769,612

INVESTMENT OBJECTIVE**

The JPMorgan Growth Advantage Fund (the “Fund”) seeks to provide long-term capital growth.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class A Shares, without a sales charge, underperformed the Russell 3000 Growth Index (the “Benchmark”) for the six months ended December 31, 2018. The Fund’s security selection in the consumer discretionary and health care sectors was a leading detractor from performance relative to the Benchmark, while the Fund’s security selection in the producer durables and materials & processing sectors was a leading contributor to relative performance.

Leading individual detractors from relative performance included the Fund’s overweight positions in Electronic Arts Inc., Nvidia Corp. and East West Bancorp Inc. Shares of Electronic Arts, a maker of digital interactive games and entertainment, fell after the company reduced its 2019 revenue and earnings forecast and delayed the launch of a significant game. The Fund eliminated its position in the stock during the reporting period. Shares of Nvidia, a semiconductor manufacturer, fell after the company reported weaker-than-expected results for the third quarter of 2018 amid a decline in demand for its specialty semiconductors. Shares of East West Bancorp, a Chinese-American bank, fell amid investor concerns about U.S.-China trade tariffs and a weaker outlook for bank profit margins.

Leading individual contributors to relative performance included the Fund’s overweight positions Lennox International Inc., UnitedHealth Group Inc. and Waste Connections Inc. Shares of Lennox International, a provider of heating, ventilation and air conditioning systems, rose after the company raised its forecast for 2019 earnings. Shares of UnitedHealth Group, a health insurance provider, rose after the company reported better-than-expected earnings and revenue for the third quarter of 2018. Shares of Waste Connections, a provider of solid waste collection, transfer and disposal services not held in the Benchmark, rose after the company reported better-than-expected earnings and revenue for the third quarter of 2018.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers utilized a bottom-up approach to stock selection, researching individual companies across market capitalizations in an effort to construct portfolios of stocks that have strong fundamentals. The Fund’s portfolio managers sought to invest in high quality companies with durable franchises that, in their view, possessed the ability to generate strong future earnings growth.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Microsoft Corp.	5.8%
2.	Amazon.com, Inc.	5.6
3.	Alphabet, Inc., Class C	5.5
4.	Apple, Inc.	5.0
5.	UnitedHealth Group, Inc.	3.9
6.	Waste Connections, Inc.	2.8
7.	Mastercard, Inc., Class A	2.4
8.	Visa, Inc., Class A	2.3
9.	Boeing Co. (The)	2.0
10.	salesforce.com, Inc.	1.9

PORTFOLIO COMPOSITION BY SECTOR***
Information Technology	34.9%
Health Care	15.9
Consumer Discretionary	12.9
Industrials	12.9
Communication Services	9.3
Financials	6.9
Materials	2.3
Investment of cash collateral from securities loaned	1.7
Energy	1.5
Real Estate	0.8
Short-Term Investments	0.9

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of December 31, 2018. The Fund’s portfolio composition is subject to change.

DECEMBER 31, 2018	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	3

JPMorgan Growth Advantage Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2018 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2018

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	October 29, 1999
With Sales Charge**		(15.62)%	(6.80)%	8.65%	15.21%
Without Sales Charge		(10.96)	(1.63)	9.83	15.83
CLASS C SHARES	May 1, 2006
With CDSC***		(12.18)	(3.14)	9.28	15.24
Without CDSC		(11.18)	(2.14)	9.28	15.24
CLASS I SHARES	May 1, 2006	(10.82)	(1.39)	10.05	16.07
CLASS R2 SHARES	July 31, 2017	(11.07)	(1.89)	9.55	15.55
CLASS R3 SHARES	May 31, 2017	(10.95)	(1.63)	9.84	15.85
CLASS R4 SHARES	May 31, 2017	(10.82)	(1.34)	10.09	16.13
CLASS R5 SHARES	January 8, 2009	(10.77)	(1.22)	10.24	16.29
CLASS R6 SHARES	December 23, 2013	(10.71)	(1.12)	10.36	16.34

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (12/31/08 TO 12/31/18)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R2 and Class R3 Shares prior to their inception dates are based on the performance of Class A Shares. The actual returns for Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A Shares. The actual returns for Class R3 Shares would have been similar to those shown because Class R3 Shares have similar expenses to Class A Shares.

Returns for Class R4 and Class R5 Shares prior to their inception dates are based on the performance of Class I Shares. The actual returns of Class R4 Shares would have been similar to those shown because Class R4 Shares have similar expenses to Class I Shares. The actual returns of Class R5 Shares would have been different than those shown because Class R5 Shares have different expenses than Class I Shares.

Returns for Class R6 Shares prior to their inception date are based on the performance of Class R5 Shares from January 8, 2009 to December 22, 2013 and Class I Shares prior to January 8, 2009. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 and Class I Shares.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Growth Advantage Fund, the Russell 3000 Growth Index and the Lipper Multi-Cap Growth Funds Index from December 31, 2008 to

December 31, 2018. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Russell 3000 Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Multi-Cap Growth Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Russell 3000 Growth Index is an unmanaged index which measures the performance of those Russell 3000 companies (largest 3000 U.S. companies) with higher price-to-book ratios and higher forecasted growth values. The Lipper Multi-Cap Growth Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class A Shares have a $1,000 minimum initial investment and carry a 5.25% sales charge.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2018

JPMorgan Mid Cap Equity Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2018 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	(10.90)%
Russell Midcap Index	(11.14)%

Net Assets as of 12/31/2018 (In Thousands)	$2,417,474

INVESTMENT OBJECTIVE**

The JPMorgan Mid Cap Equity Fund (the “Fund”) seeks long-term capital growth.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class I Shares outperformed the Russell Midcap Index (the “Benchmark”) for the six months ended December 31, 2018. The Fund’s security selection in the energy sector and the materials & processing sector was a leading contributor to performance relative to the Benchmark, while the Fund’s security selection in the technology and consumer staples sectors was a leading detractor from relative performance.

Leading individual contributors to relative performance included the Fund’s overweight positions in Ball Corp., O’Reilly Automotive Inc. and Red Hat Inc. Shares of Ball, a metal packaging maker, rose after the company reaffirmed its 2019 forecast. Shares of O’Reilly Automotive, an automotive parts retailer, rose amid a healthy environment for the auto parts sector and investor expectations that the company will perform well in the later stages of the economic expansion. Shares of Red Hat, a provider of open source software, rose after IBM Corp. agreed to acquire the company for an estimated $34 billion.

Leading individual detractors from relative performance included the Fund’s overweight positions in EQT Inc., Mohawk Industries Inc. and Electronic Arts Inc. Shares of EQT, a natural gas production and transmission company, fell after the company reported higher operating expenses and lower-than-expected results for the third quarter of 2018. Shares of Mohawk Industries, a maker of commercial and residential flooring, fell amid a slump in the U.S. housing sector. Shares of Electronic Arts, a maker of digital interactive games and entertainment not held in the Benchmark, fell after the company reduced its 2019 revenue and earnings forecast and delayed the launch of a significant game.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers employed a bottom-up approach to stock selection, constructing a portfolio based on company fundamentals, quantitative screening and proprietary fundamental analysis. The Fund’s portfolio managers sought to identify dominant franchises with predictable business models they deemed capable of achieving, in their view, sustained growth, as well as undervalued companies with the potential to grow their intrinsic value per share.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Waste Connections, Inc.	1.4%
2.	Hilton Worldwide Holdings, Inc.	1.4
3.	Ross Stores, Inc.	1.3
4.	O’Reilly Automotive, Inc.	1.3
5.	Ball Corp.	1.3
6.	Amphenol Corp., Class A	1.3
7.	ServiceNow, Inc.	1.2
8.	CBRE Group, Inc., Class A	1.1
9.	CMS Energy Corp.	1.0
10.	Global Payments, Inc.	1.0

PORTFOLIO COMPOSITION BY SECTOR***
Information Technology	20.1%
Consumer Discretionary	14.9
Financials	14.0
Health Care	12.3
Industrials	11.3
Real Estate	6.5
Utilities	4.9
Materials	4.3
Energy	3.5
Consumer Staples	2.7
Communication Services	2.0
Investment of cash collateral from securities loaned	1.9
Short-Term Investments	1.6

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of December 31, 2018. The Fund’s portfolio composition is subject to change.

DECEMBER 31, 2018	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	5

JPMorgan Mid Cap Equity Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2018 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2018

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	November 2, 2009
With Sales Charge**		(15.69)%	(13.32)%	4.71%	12.59%
Without Sales Charge		(11.01)	(8.51)	5.85	13.20
CLASS C SHARES	November 2, 2009
With CDSC***		(12.21)	(9.96)	5.33	12.69
Without CDSC		(11.21)	(8.96)	5.33	12.69
CLASS I SHARES	January 1, 1997	(10.90)	(8.29)	6.19	13.55
CLASS R2 SHARES	March 14, 2014	(11.11)	(8.73)	5.60	13.07
CLASS R5 SHARES	March 14, 2014	(10.82)	(8.13)	6.31	13.61
CLASS R6 SHARES	March 14, 2014	(10.77)	(8.04)	6.38	13.65

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (12/31/08 TO 12/31/18)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class A and Class C Shares prior to their inception dates are based on the performance of Class I Shares. The actual returns of Class A and Class C Shares would have been lower than those shown because Class A and Class C Shares have higher expenses than Class I Shares.

Returns for Class R2 Shares prior to their inception date are based on the performance of Class A Shares from November 2, 2009 to March 13, 2014 and Class I Shares prior to November 2, 2009. The actual returns of Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A and Class I Shares.

Returns for Class R5 and Class R6 Shares prior to their inception dates are based on the performance of Class I Shares. The actual returns of Class R5 and Class R6 Shares would have been different because Class R5 and Class R6 Shares have different expenses than Class I Shares.

The graph illustrates comparative performance for $1,000,000 invested in the Class I Shares of JPMorgan Mid Cap Equity Fund, the Russell Midcap Index, the Lipper Multi-Cap Core Funds Index and the Lipper Multi-Cap Growth Funds Index from December 31, 2008 to December 31, 2018. The performance of the

Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell Midcap Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Mid-Cap Core Funds Index and the Lipper Multi-Cap Growth Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Russell Midcap Index is an unmanaged index which measures the performance of the 800 smallest companies in the Russell 1000 Index. The Lipper Mid-Cap Core Funds Index and the Lipper Multi-Cap Growth Funds Index are indices based on total returns of certain mutual funds within designated categories as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2018

JPMorgan Mid Cap Growth Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2018 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	(10.54)%
Russell Midcap Growth Index	(9.63)%

Net Assets as of 12/31/2018 (In Thousands)	$3,526,662

INVESTMENT OBJECTIVE**

The JPMorgan Mid Cap Growth Fund (the “Fund”) seeks growth of capital.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class I Shares underperformed the Russell Midcap Growth Index (the “Benchmark”) for the six months ended December 31, 2018. The Fund’s security selection in the technology sector and its lack of a position in the consumer staples sector were leading detractors from performance relative to the Benchmark, while the Fund’s security selection in the health care and financial services sectors was a leading contributor to relative performance.

Leading individual detractors from relative performance included the Fund’s overweight positions in Electronic Arts Inc. and Red Rock Resorts Inc. and its underweight position in Advanced Micro Devices Inc. Shares of Electronic Arts, a maker of digital interactive games and entertainment not held in the Benchmark, fell after the company reduced its 2019 revenue and earnings forecast and delayed the launch of a significant game. The Fund eliminated its holdings of Electronic Arts during the reporting period. Shares of Red Rock Resorts, a casino and entertainment properties operator not held in the Benchmark, fell amid higher-than-expected construction costs at its Palms project and general industry weakness in per-room revenue. Shares of Advanced Micro Devices, a maker of semiconductors, rose after the company reported better-than-expected results for the third quarter of 2018 and shifted production to smaller, faster processing units.

Leading individual contributors to relative performance included the Fund’s overweight positions in O’Reilly Automotive Inc., DexCom Inc. and Red Hat Inc. Shares of O’Reilly Automotive, an automotive parts retailer, rose amid a healthy environment for the auto parts sector and investor expectations that the company will perform well in the later stages of the economic expansion. Shares of DexCom, a medical device maker, rose after the company reported better-than-expected revenue and strong demand for its blood glucose monitoring devices. Shares of Red Hat, a provider of open source software, rose after IBM Corp. agreed to acquire the company for an estimated $34 billion.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers utilized a bottom-up approach to stock selection, researching individual companies in an effort to construct a portfolio of stocks that have strong fundamentals. The Fund’s portfolio managers sought to invest in high quality companies with durable franchises that, in their view, possessed the ability to generate strong future earnings growth.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Waste Connections, Inc.	2.7%
2.	Ross Stores, Inc.	2.7
3.	O’Reilly Automotive, Inc.	2.6
4.	ServiceNow, Inc.	2.4
5.	Global Payments, Inc.	1.9
6.	Lennox International, Inc.	1.7
7.	Red Hat, Inc.	1.6
8.	Palo Alto Networks, Inc.	1.6
9.	Fiserv, Inc.	1.5
10.	GoDaddy, Inc., Class A	1.5

PORTFOLIO COMPOSITION BY SECTOR***
Information Technology	32.1%
Health Care	17.7
Consumer Discretionary	16.4
Industrials	15.0
Financials	6.7
Investment of cash collateral from securities loaned	3.6
Materials	3.6
Communication Services	2.4
Energy	1.1
Real Estate	1.0
Short-Term Investments	0.4

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of December 31, 2018. The Fund’s portfolio composition is subject to change.

DECEMBER 31, 2018	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	7

JPMorgan Mid Cap Growth Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2018 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2018

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 18, 1992
With Sales Charge**		(15.38)%	(10.40)%	5.55%	13.69%
Without Sales Charge		(10.69)	(5.44)	6.69	14.30
CLASS C SHARES	November 4, 1997
With CDSC***		(11.90)	(6.92)	6.17	13.72
Without CDSC		(10.90)	(5.92)	6.17	13.72
CLASS I SHARES	March 2, 1989	(10.54)	(5.16)	7.03	14.65
CLASS R2 SHARES	June 19, 2009	(10.80)	(5.70)	6.49	14.10
CLASS R3 SHARES	September 9, 2016	(10.66)	(5.43)	6.70	14.30
CLASS R4 SHARES	September 9, 2016	(10.55)	(5.20)	6.97	14.59
CLASS R5 SHARES	November 1, 2011	(10.48)	(5.02)	7.17	14.77
CLASS R6 SHARES	November 1, 2011	(10.46)	(4.97)	7.23	14.81

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (12/31/08 TO 12/31/18)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for the Class R2, Class R3, Class R4, Class R5 and Class R6 Shares prior to their inception dates are based on the performance of Class I Shares. Prior performance for Class R2, Class R3 and Class R4 Shares has been adjusted to reflect the differences in expenses between classes. The actual returns of Class R5 and Class R6 Shares would have been different than those shown because Class R5 and Class R6 Shares have different expenses than Class I Shares.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Mid Cap Growth Fund, the Russell Midcap Growth Index and the Lipper Mid-Cap Growth Funds Index from December 31, 2008 to December 31, 2018. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell Midcap Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Mid-Cap Growth Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Russell Midcap Growth Index is an unmanaged index which measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The Lipper Mid-Cap Growth Funds Index is an index based on total returns of certain mutual funds within designated categories as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2018

JPMorgan Mid Cap Value Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2018 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class L Shares)*	(11.50)%
Russell Midcap Value Index	(12.15)%

Net Assets as of 12/31/2018 (In Thousands)	$15,024,150

INVESTMENT OBJECTIVE**

The JPMorgan Mid Cap Value Fund (the “Fund”) seeks growth from capital appreciation.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class L Shares outperformed the Russell Midcap Value Index (the “Benchmark”) for the six months ended December 31, 2018. The Fund’s security selection in the energy and materials sectors was a leading contributor to performance relative to the Benchmark, while the Fund’s security selection in the real estate and consumer staples sectors was a leading detractor from relative performance.

Leading individual contributors to relative performance included the Fund’s overweight positions in Ball Corp. and AutoZone Inc. and an underweight position in Western Digital Co. Shares of Ball, a metal packaging maker, rose after the company reaffirmed its 2019 forecast. Shares of AutoZone, an automotive parts retailer, rose after the company reported better-than-expected earnings and sales for its fiscal first quarter. Shares of Western Digital, a maker of data storage devices not held in the Fund, fell after the company reported lower-than-expected earnings and revenue for its fiscal first quarter.

Leading individual detractors from relative performance included the Fund’s overweight positions EQT Corp., Mohawk Industries Inc. and PVH Corp. Shares of EQT, a natural gas production and transmission company, fell after the company reported higher operating expenses and lower-than-expected results for the third quarter of 2018. Shares of Mohawk Industries, a maker of commercial and residential flooring, fell amid a slump in the U.S. housing sector. Shares of PVH, the parent company of the Calvin Klein and Tommy Hilfiger apparel brands, fell amid investor disappointment with the company’s results for the third quarter of 2018.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers utilized a bottom-up approach to stock selection and sought to identify durable franchises possessing the ability to generate, in their view, sustainable levels of free cash flow.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	CMS Energy Corp.	2.1%
2.	WEC Energy Group, Inc.	2.0
3.	Xcel Energy, Inc.	2.0
4.	Diamondback Energy, Inc.	1.9
5.	Loews Corp.	1.9
6.	M&T Bank Corp.	1.8
7.	Ball Corp.	1.7
8.	Williams Cos., Inc. (The)	1.7
9.	AutoZone, Inc.	1.5
10.	T. Rowe Price Group, Inc.	1.4

PORTFOLIO COMPOSITION BY SECTOR***
Financials	21.9%
Consumer Discretionary	13.4
Real Estate	11.8
Utilities	9.9
Information Technology	7.8
Industrials	7.6
Health Care	6.8
Energy	6.0
Consumer Staples	5.5
Materials	5.0
Communication Services	1.7
Investment of cash collateral from securities loaned	0.7
Short-Term Investments	1.9

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of December 31, 2018. The Fund’s portfolio composition is subject to change.

DECEMBER 31, 2018	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	9

JPMorgan Mid Cap Value Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2018 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2018

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	April 30, 2001
With Sales Charge**		(16.34)%	(16.70)%	3.66%	11.51%
Without Sales Charge		(11.71)	(12.09)	4.79	12.11
CLASS C SHARES	April 30, 2001
With CDSC***		(12.93)	(13.51)	4.26	11.55
Without CDSC		(11.93)	(12.51)	4.26	11.55
CLASS I SHARES	October 31, 2001	(11.60)	(11.86)	5.04	12.39
CLASS L SHARES	November 13, 1997	(11.50)	(11.65)	5.30	12.67
CLASS R2 SHARES	November 3, 2008	(11.83)	(12.32)	4.51	11.82
CLASS R3 SHARES	September 9, 2016	(11.71)	(12.09)	4.79	12.11
CLASS R4 SHARES	September 9, 2016	(11.60)	(11.84)	5.04	12.39
CLASS R5 SHARES	September 9, 2016	(11.53)	(11.73)	5.25	12.64
CLASS R6 SHARES	September 9, 2016	(11.50)	(11.66)	5.29	12.67

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (12/31/08 TO 12/31/18)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R3 Shares prior to their inception dates are based on the performance of Class A Shares. The actual returns of Class R3 Shares would have been lower than those shown because Class R3 Shares have higher expenses than Class A Shares.

Returns for the Class R4 Shares prior to their inception date are based on the performance of Class I Shares. The actual returns of Class R4 Shares would have been lower because Class R4 Shares have higher expenses than Class I Shares.

Returns for the Class R5 and R6 Shares prior to their inception dates are based on the performance of Class L Shares. The actual returns of Class R5 Shares would have been lower than those shown because Class R5 Shares have higher expenses than Class L Shares. The actual returns for Class R6 Shares would have been similar to those shown because Class R6 Shares have similar expenses to Class L Shares.

The graph illustrates comparative performance for $3,000,000 invested in Class L Shares of the JPMorgan Mid Cap Value Fund, the Russell Midcap Value Index, the Lipper Mid-Cap Value Funds Index and the Lipper Mid-Cap Core Funds Index from December 31, 2008 to December 31, 2018. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell Midcap Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Mid-Cap Value Funds Index and the Lipper Mid-Cap Core Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Russell Midcap Value Index is an unmanaged index which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The Lipper Mid-Cap Value Funds Index and the Lipper Mid-Cap Core Funds Index are indices based on total returns of certain mutual funds within designated categories as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class L Shares have a $3,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

10	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2018

JPMorgan Value Advantage Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2018 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class L Shares)*	(8.03)%
Russell 3000 Value Index	(7.51)%

Net Assets as of 12/31/2018 (In Thousands)	$9,877,347

INVESTMENT OBJECTIVE**

The JPMorgan Value Advantage Fund (the “Fund”) seeks to provide long-term total return from a combination of income and capital gains.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class L Shares underperformed the Russell 3000 Value Index (the “Benchmark”) for the six months ended December 31, 2018. The Fund’s security selection in the financials and communications services sectors was a leading detractor from relative performance, while the Fund’s security selection in the energy and industrials sectors was a leading contributor to relative performance.

Leading individual detractors from relative performance included the Fund’s overweight positions in Capital One Financial Corp., Dish Network Corp. and EQT Corp. Shares of Capital One Financial, a credit card and financial services provider, fell after the company reported third quarter 2018 revenue in line with analysts’ estimates. Shares of Dish Network, a subscription television service, fell after the company reported lower-than-expected revenue and a decline in subscriptions for the third quarter of 2018. Shares of EQT, a natural gas production and transmission company, fell after the company reported higher operating expenses and lower-than-expected results for the third quarter of 2018.

Leading individual contributors to performance relative to the Benchmark included the Fund’s overweight position in Ball Corp. and its underweight positions in General Electric Co. and Schlumberger Ltd. Shares of Ball, a metal packaging maker, rose after the company reaffirmed its 2019 forecast. Shares of General Electric, an industrial conglomerate not held in the Fund, fell after the company reported lower-than-expected earnings for the third quarter of 2018 and reduced its quarterly dividend. Shares of Schlumberger, an oilfield services company not held in the Fund, fell as petroleum prices declined toward the end of the reporting period.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers utilized a bottom-up approach to stock selection and sought to identify durable franchises possessing the ability to generate, in the portfolio managers’ view, significant levels of free cash flow.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Bank of America Corp.	3.1%
2.	Pfizer, Inc.	3.1
3.	Wells Fargo & Co.	2.7
4.	Merck & Co., Inc.	2.1
5.	Capital One Financial Corp.	1.9
6.	Loews Corp.	1.8
7.	Johnson & Johnson	1.7
8.	PNC Financial Services Group, Inc. (The)	1.7
9.	Verizon Communications, Inc.	1.7
10.	Ball Corp.	1.6

PORTFOLIO COMPOSITION BY SECTOR***
Financials	29.0%
Health Care	10.1
Energy	8.5
Consumer Discretionary	7.8
Real Estate	7.4
Information Technology	6.8
Industrials	6.7
Consumer Staples	5.8
Utilities	5.7
Communication Services	5.6
Materials	4.9
Investment of cash collateral from securities loaned	0.8
Short-Term Investments	0.9

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of December 31, 2018. The Fund’s portfolio composition is subject to change.

DECEMBER 31, 2018	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	11

JPMorgan Value Advantage Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2018 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2018

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 28, 2005
With Sales Charge**		(13.06)%	(14.18)%	4.17%	12.11%
Without Sales Charge		(8.24)	(9.42)	5.30	12.71
CLASS C SHARES	February 28, 2005
With CDSC***		(9.45)	(10.86)	4.77	12.14
Without CDSC		(8.45)	(9.86)	4.77	12.14
CLASS I SHARES	February 28, 2005	(8.12)	(9.19)	5.56	12.99
CLASS L SHARES	February 28, 2005	(8.03)	(9.05)	5.80	13.27
CLASS R2 SHARES	July 31, 2017	(8.34)	(9.64)	5.03	12.43
CLASS R3 SHARES	September 9, 2016	(8.25)	(9.41)	5.29	12.71
CLASS R4 SHARES	September 9, 2016	(8.13)	(9.18)	5.56	12.99
CLASS R5 SHARES	September 9, 2016	(8.06)	(9.06)	5.78	13.26
CLASS R6 SHARES	September 9, 2016	(7.99)	(8.97)	5.83	13.28

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (12/31/08 TO 12/31/18)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R2 and Class R3 Shares prior to their inception date are based on the performance of Class A Shares. The actual returns of Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A Shares. Returns for Class R3 Shares would have been similar to those shown because Class R3 Shares have similar expenses to Class A Shares.

Returns for the Class R4 Shares prior to their inception date are based on the performance of Class I Shares. The actual returns of Class R4 Shares would have been similar to those shown because Class R4 Shares have similar expenses to Class I Shares.

Returns for the Class R5 and Class R6 Shares prior to their inception dates are based on the performance of Class L Shares. The actual returns for Class R5 and Class R6 Shares would have been different to those shown because Class R5 and Class R6 Shares have different expenses to Class L Shares.

The graph illustrates comparative performance for $3,000,000 invested in Class L Shares of the JPMorgan Value Advantage Fund, the Russell 3000 Value Index and the Lipper Multi-Cap Value Funds Index from December 31, 2008 to

December 31, 2018. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Multi-Cap Value Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Russell 3000 Value Index is an unmanaged index which measures the performance of those Russell 3000 companies (largest 3000 U.S. companies) with lower price-to-book ratios and lower forecasted growth values. The Lipper Multi-Cap Value Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class L Shares have a $3,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

12	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2018

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2018 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.2%

Aerospace & Defense — 2.0%

Boeing Co. (The)	479	154,510

Airlines — 0.6%

Delta Air Lines, Inc.	996	49,715

Automobiles — 1.0%

Tesla, Inc. * (a)	243	80,837

Banks — 1.6%

East West Bancorp, Inc.	1,629	70,902

First Republic Bank	604	52,487

		123,389

Biotechnology — 3.9%

Biogen, Inc. *	129	38,939

Exact Sciences Corp. * (a)	925	58,336

Exelixis, Inc. *	2,510	49,370

Intercept Pharmaceuticals, Inc. *	390	39,308

Sage Therapeutics, Inc. *	199	19,033

Spark Therapeutics, Inc. * (a)	565	22,130

Vertex Pharmaceuticals, Inc. *	464	76,823

		303,939

Building Products — 1.9%

Fortune Brands Home & Security, Inc.	908	34,510

Lennox International, Inc.	531	116,127

		150,637

Capital Markets — 4.1%

BlackRock, Inc.	132	51,656

Charles Schwab Corp. (The)	2,279	94,651

Nasdaq, Inc.	978	79,804

S&P Global, Inc.	531	90,187

		316,298

Commercial Services & Supplies — 3.8%

Copart, Inc. *	1,531	73,156

Waste Connections, Inc. (a)	2,994	222,286

		295,442

Communications Equipment — 1.7%

Arista Networks, Inc. *	257	54,182

Palo Alto Networks, Inc. *	398	75,039

		129,221

Construction Materials — 0.7%

Vulcan Materials Co.	561	55,417

Containers & Packaging — 1.6%

Avery Dennison Corp.	790	71,002

Ball Corp.	1,202	55,286

		126,288

INVESTMENTS	SHARES (000)	VALUE ($000)

Distributors — 0.6%

LKQ Corp. *	2,096	49,726

Electronic Equipment, Instruments & Components — 2.4%

Amphenol Corp., Class A	723	58,586

Corning, Inc.	2,359	71,250

Zebra Technologies Corp., Class A *	335	53,358

		183,194

Entertainment — 3.1%

Netflix, Inc. *	464	124,221

Spotify Technology SA *	515	58,452

Take-Two Interactive Software, Inc. *	591	60,791

		243,464

Health Care Equipment & Supplies — 1.9%

DexCom, Inc. *	543	65,087

Intuitive Surgical, Inc. *	167	80,028

		145,115

Health Care Providers & Services — 5.2%

Acadia Healthcare Co., Inc. * (a)	1,309	33,642

Centene Corp. *	517	59,633

UnitedHealth Group, Inc.	1,254	312,471

		405,746

Health Care Technology — 2.1%

Evolent Health, Inc., Class A * (a)	2,175	43,391

Teladoc Health, Inc. * (a)	1,132	56,113

Veeva Systems, Inc., Class A *	720	64,302

		163,806

Hotels, Restaurants & Leisure — 0.8%

Hilton Worldwide Holdings, Inc.	876	62,878

Insurance — 1.3%

Progressive Corp. (The)	1,720	103,786

Interactive Media & Services — 6.4%

Alphabet, Inc., Class C *	419	433,408

Facebook, Inc., Class A *	468	61,298

		494,706

Internet & Direct Marketing Retail — 6.1%

Amazon.com, Inc. *	295	442,631

Wayfair, Inc., Class A * (a)	364	32,753

		475,384

IT Services — 9.7%

Global Payments, Inc.	1,088	112,216

GoDaddy, Inc., Class A *	1,397	91,684

Mastercard, Inc., Class A	1,014	191,197

PayPal Holdings, Inc. *	1,291	108,552

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2018	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	13

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2018 (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

IT Services — continued

Square, Inc., Class A *	254	14,219

Visa, Inc., Class A	1,391	183,541

Worldpay, Inc. *	658	50,314

		751,723

Life Sciences Tools & Services — 1.2%

Illumina, Inc. *	308	92,259

Machinery — 3.4%

Deere & Co.	333	49,599

Nordson Corp.	344	41,092

Oshkosh Corp.	724	44,376

Parker-Hannifin Corp.	456	67,933

Stanley Black & Decker, Inc.	525	62,840

		265,840

Oil, Gas & Consumable Fuels — 1.5%

Concho Resources, Inc. *	595	61,170

EOG Resources, Inc.	679	59,233

		120,403

Pharmaceuticals — 1.9%

Catalent, Inc. *	1,327	41,370

Jazz Pharmaceuticals plc *	493	61,050

Revance Therapeutics, Inc. * (a)	1,079	21,712

TherapeuticsMD, Inc. *	5,626	21,437

		145,569

Real Estate Management & Development — 0.9%

CBRE Group, Inc., Class A *	1,700	68,056

Road & Rail — 0.6%

Old Dominion Freight Line, Inc. (a)	388	47,920

Semiconductors & Semiconductor Equipment — 2.5%

Applied Materials, Inc.	1,811	59,299

NVIDIA Corp.	609	81,301

Xilinx, Inc.	607	51,724

		192,324

Software — 14.3%

Adobe, Inc. *	329	74,501

DocuSign, Inc. * (a)	758	30,369

Fair Isaac Corp. *	270	50,565

Intuit, Inc.	451	88,779

Microsoft Corp.	4,550	462,133

Red Hat, Inc. *	194	34,109

SailPoint Technologies Holding, Inc. * (a)	1,746	41,007

salesforce.com, Inc. *	1,101	150,859

ServiceNow, Inc. *	605	107,791

INVESTMENTS	SHARES (000)	VALUE ($000)

Software — continued

Splunk, Inc. *	684	71,749

		1,111,862

Specialty Retail — 3.6%

O’Reilly Automotive, Inc. *	233	80,091

Ross Stores, Inc.	1,592	132,479

Tractor Supply Co.	815	67,962

		280,532

Technology Hardware, Storage & Peripherals — 5.1%

Apple, Inc.	2,492	393,017

Textiles, Apparel & Luxury Goods — 1.0%

Lululemon Athletica, Inc. *	609	74,012

Trading Companies & Distributors — 0.7%

WW Grainger, Inc. (a)	205	57,911

Total Common Stocks (Cost $5,371,661)		7,714,926

Short-Term Investments — 0.9%

Investment Companies — 0.9%

JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.40% (b) (c) (Cost $67,534)	67,534	67,534

Investment of Cash Collateral from Securities Loaned — 1.8%

JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.60% (b) (c)	112,011	112,000

JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.46% (b) (c)	26,088	26,088

Total Investment of Cash Collateral from Securities Loaned (Cost $138,088)		138,088

Total Investments — 101.9% (Cost $5,577,283)		7,920,548
Liabilities in Excess of Other Assets — (1.9%)		(150,936)

NET ASSETS — 100.0%		7,769,612

Percentages indicated are based on net assets.

(a)	The security or a portion of this security is on loan at December 31, 2018. The total value of securities on loan at December 31, 2018 is approximately $135,257,000.
(b)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(C)	The rate shown is the current yield as of December 31, 2018.
*	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2018

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2018 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.5%

Aerospace & Defense — 0.8%

Curtiss-Wright Corp.	56	5,678

HEICO Corp., Class A	213	13,445

		19,123

Auto Components — 0.9%

Aptiv plc	209	12,868

BorgWarner, Inc.	247	8,579

		21,447

Automobiles — 0.3%

Tesla, Inc. * (a)	24	7,887

Banks — 4.8%

Citizens Financial Group, Inc.	377	11,197

Comerica, Inc.	82	5,654

East West Bancorp, Inc.	260	11,325

Fifth Third Bancorp	692	16,272

First Republic Bank	226	19,638

Huntington Bancshares, Inc.	754	8,988

M&T Bank Corp.	149	21,349

SunTrust Banks, Inc.	340	17,128

Zions Bancorp	110	4,494

		116,045

Beverages — 0.8%

Constellation Brands, Inc., Class A	59	9,512

Keurig Dr Pepper, Inc.	194	4,976

Molson Coors Brewing Co., Class B	98	5,531

		20,019

Biotechnology — 2.6%

Agios Pharmaceuticals, Inc. * (a)	109	5,040

Alnylam Pharmaceuticals, Inc. * (a)	48	3,485

BioMarin Pharmaceutical, Inc. *	85	7,263

Exact Sciences Corp. *	182	11,465

Exelixis, Inc. *	569	11,184

Intercept Pharmaceuticals, Inc. *	55	5,533

Moderna, Inc. * (a)	217	3,306

Sage Therapeutics, Inc. * (a)	55	5,278

Spark Therapeutics, Inc. *	91	3,570

Vertex Pharmaceuticals, Inc. *	46	7,557

		63,681

Building Products — 1.4%

Fortune Brands Home & Security, Inc.	355	13,469

Lennox International, Inc.	96	20,954

		34,423

INVESTMENTS	SHARES (000)	VALUE ($000)

Capital Markets — 4.5%

Ameriprise Financial, Inc.	170	17,770

Invesco Ltd.	334	5,597

Nasdaq, Inc.	177	14,430

Northern Trust Corp.	151	12,644

Raymond James Financial, Inc.	148	10,981

S&P Global, Inc.	112	19,101

T. Rowe Price Group, Inc.	183	16,924

TD Ameritrade Holding Corp.	237	11,623

		109,070

Chemicals — 0.5%

Sherwin-Williams Co. (The)	28	11,033

Commercial Services & Supplies — 2.1%

Copart, Inc. *	318	15,194

Waste Connections, Inc.	464	34,422

		49,616

Communications Equipment — 1.6%

Arista Networks, Inc. *	64	13,440

CommScope Holding Co., Inc. *	291	4,766

Palo Alto Networks, Inc. *	104	19,581

		37,787

Construction Materials — 1.1%

Martin Marietta Materials, Inc.	49	8,495

Vulcan Materials Co.	178	17,557

		26,052

Consumer Finance — 0.4%

Ally Financial, Inc.	460	10,426

Containers & Packaging — 2.9%

Avery Dennison Corp.	183	16,457

Ball Corp.	694	31,909

Silgan Holdings, Inc.	457	10,798

Westrock Co.	255	9,645

		68,809

Distributors — 0.8%

Genuine Parts Co.	92	8,857

LKQ Corp. *	428	10,161

		19,018

Diversified Consumer Services — 0.6%

Bright Horizons Family Solutions, Inc. *	124	13,842

Electric Utilities — 1.7%

Edison International	89	5,080

Evergy, Inc.	220	12,478

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2018	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	15

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2018 (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Electric Utilities — continued

Xcel Energy, Inc.	488	24,029

		41,587

Electrical Equipment — 1.3%

Acuity Brands, Inc.	101	11,633

AMETEK, Inc.	186	12,580

Hubbell, Inc.	61	6,056

		30,269

Electronic Equipment, Instruments & Components — 4.0%

Amphenol Corp., Class A	381	30,893

Arrow Electronics, Inc. *	226	15,562

CDW Corp.	168	13,581

Corning, Inc.	440	13,295

Keysight Technologies, Inc. *	184	11,431

Zebra Technologies Corp., Class A *	73	11,656

		96,418

Entertainment — 1.2%

Electronic Arts, Inc. *	85	6,699

Spotify Technology SA *	85	9,659

Take-Two Interactive Software, Inc. *	127	13,022

		29,380

Equity Real Estate Investment Trusts (REITs) — 5.5%

American Campus Communities, Inc.	164	6,789

American Homes 4 Rent, Class A	332	6,596

AvalonBay Communities, Inc.	89	15,527

Boston Properties, Inc.	122	13,692

Brixmor Property Group, Inc.	594	8,726

Essex Property Trust, Inc.	37	9,105

Federal Realty Investment Trust	104	12,244

JBG SMITH Properties	139	4,851

Kimco Realty Corp.	486	7,113

Outfront Media, Inc.	444	8,054

Rayonier, Inc.	332	9,185

Regency Centers Corp.	124	7,299

Vornado Realty Trust	199	12,355

Weyerhaeuser Co.	254	5,542

WP Carey, Inc.	76	4,993

		132,071

Food & Staples Retailing — 0.4%

Kroger Co. (The)	363	9,992

Food Products — 0.8%

Conagra Brands, Inc.	437	9,336

Post Holdings, Inc. *	118	10,525

		19,861

INVESTMENTS	SHARES (000)	VALUE ($000)

Gas Utilities — 0.5%

National Fuel Gas Co.	249	12,737

Health Care Equipment & Supplies — 2.7%

DexCom, Inc. *	143	17,107

Edwards Lifesciences Corp. *	63	9,704

Insulet Corp. * (a)	111	8,820

ResMed, Inc.	142	16,158

Zimmer Biomet Holdings, Inc.	140	14,516

		66,305

Health Care Providers & Services —4.6%

Acadia Healthcare Co., Inc. * (a)	203	5,219

AmerisourceBergen Corp.	269	19,995

Centene Corp. *	136	15,659

Cigna Corp.	82	15,612

Henry Schein, Inc. *	107	8,365

Humana, Inc.	25	7,282

Laboratory Corp. of America Holdings *	90	11,409

Universal Health Services, Inc., Class B	106	12,301

WellCare Health Plans, Inc. *	67	15,700

		111,542

Health Care Technology — 1.0%

Teladoc Health, Inc. * (a)	194	9,607

Veeva Systems, Inc., Class A *	167	14,943

		24,550

Hotels, Restaurants & Leisure — 2.1%

Hilton Worldwide Holdings, Inc.	467	33,516

Red Rock Resorts, Inc., Class A (a)	358	7,277

Vail Resorts, Inc.	41	8,728

		49,521

Household Durables — 0.8%

Mohawk Industries, Inc. *	110	12,844

Newell Brands, Inc.	397	7,371

		20,215

Household Products — 0.3%

Energizer Holdings, Inc.	145	6,539

Industrial Conglomerates — 0.4%

Carlisle Cos., Inc.	92	9,256

Insurance — 4.5%

Alleghany Corp.	13	8,318

Hartford Financial Services Group, Inc. (The)	371	16,480

Lincoln National Corp.	142	7,261

Loews Corp.	503	22,891

Marsh & McLennan Cos., Inc.	145	11,549

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2018

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Insurance — continued

Principal Financial Group, Inc.	136	5,994

Progressive Corp. (The)	396	23,909

Unum Group	166	4,888

WR Berkley Corp.	103	7,579

		108,869

Interactive Media & Services — 0.3%

Match Group, Inc.	173	7,414

Internet & Direct Marketing Retail — 1.3%

Expedia Group, Inc.	148	16,723

GrubHub, Inc. * (a)	99	7,604

Wayfair, Inc., Class A * (a)	82	7,342

		31,669

IT Services — 5.3%

Booz Allen Hamilton Holding Corp.	292	13,178

Fiserv, Inc. *	263	19,357

Gartner, Inc. *	74	9,447

Global Payments, Inc.	236	24,349

GoDaddy, Inc., Class A *	294	19,305

Jack Henry & Associates, Inc.	94	11,931

Okta, Inc. * (a)	101	6,444

Shopify, Inc., Class A (Canada) *	45	6,286

Square, Inc., Class A *	166	9,300

Worldpay, Inc. *	117	8,950

		128,547

Life Sciences Tools & Services — 0.4%

Illumina, Inc. *	35	10,432

Machinery — 3.5%

Fortive Corp.(a)	177	11,969

IDEX Corp.	88	11,062

Middleby Corp. (The) *	82	8,456

Nordson Corp.	84	10,073

Oshkosh Corp.	117	7,167

Parker-Hannifin Corp.	79	11,752

Snap-on, Inc.	101	14,650

Stanley Black & Decker, Inc.	85	10,202

		85,331

Media — 0.5%

CBS Corp. (Non-Voting), Class B	161	7,024

DISH Network Corp., Class A *	245	6,121

		13,145

Multiline Retail — 0.9%

Kohl’s Corp.	224	14,852

INVESTMENTS	SHARES (000)	VALUE ($000)

Multiline Retail — continued

Nordstrom, Inc.	171	7,989

		22,841

Multi-Utilities — 2.7%

CMS Energy Corp.	509	25,285

Sempra Energy	142	15,362

WEC Energy Group, Inc.	350	24,270

		64,917

Oil, Gas & Consumable Fuels — 3.6%

Cabot Oil & Gas Corp.	298	6,661

Concho Resources, Inc. *	134	13,784

Diamondback Energy, Inc.	249	23,103

EQT Corp.	419	7,906

Equitrans Midstream Corp. *	386	7,719

PBF Energy, Inc., Class A	223	7,294

Williams Cos., Inc. (The)	915	20,173

		86,640

Personal Products — 0.4%

Coty, Inc., Class A	655	4,299

Edgewell Personal Care Co. *	160	5,977

		10,276

Pharmaceuticals — 1.1%

Catalent, Inc. *	250	7,807

Elanco Animal Health, Inc. * (a)	132	4,159

Jazz Pharmaceuticals plc *	125	15,520

		27,486

Professional Services — 0.7%

Verisk Analytics, Inc. *	145	15,811

Real Estate Management & Development — 1.2%

CBRE Group, Inc., Class A *	646	25,882

Cushman & Wakefield plc *	222	3,217

		29,099

Road & Rail — 0.5%

Old Dominion Freight Line, Inc.	89	10,929

Semiconductors & Semiconductor Equipment — 3.0%

Advanced Micro Devices, Inc. *	445	8,215

Analog Devices, Inc.	155	13,271

Lam Research Corp.	104	14,161

Marvell Technology Group Ltd.	587	9,509

Microchip Technology, Inc. (a)	150	10,817

Xilinx, Inc.	196	16,651

		72,624

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2018	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	17

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2018 (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Software — 6.7%

Autodesk, Inc. * (a)	148	19,073

DocuSign, Inc. *	125	5,010

Fair Isaac Corp. *	52	9,687

Intuit, Inc.	49	9,547

Paycom Software, Inc. *	93	11,327

Proofpoint, Inc. *	118	9,881

Red Hat, Inc. *	115	20,163

ServiceNow, Inc. *	167	29,752

Splunk, Inc. *	160	16,765

Synopsys, Inc. *	236	19,862

Tyler Technologies, Inc. *	56	10,332

		161,399

Specialty Retail — 6.0%

AutoZone, Inc. *	21	17,631

Best Buy Co., Inc.	184	9,748

Gap, Inc. (The)	422	10,875

National Vision Holdings, Inc. *	130	3,673

O’Reilly Automotive, Inc. *	96	32,884

Ross Stores, Inc.	399	33,205

Tiffany & Co.	132	10,591

Tractor Supply Co.	211	17,614

Ulta Beauty, Inc. *	35	8,496

		144,717

Textiles, Apparel & Luxury Goods — 1.5%

Lululemon Athletica, Inc. *	132	16,004

PVH Corp.	113	10,491

Ralph Lauren Corp.	92	9,538

		36,033

Trading Companies & Distributors — 1.0%

MSC Industrial Direct Co., Inc., Class A	139	10,676

WW Grainger, Inc.	48	13,665

		24,341

Total Common Stocks (Cost $1,876,921)		2,381,041

INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.6%

Investment Companies — 1.6%

JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.40% (b) (c) (Cost $39,324)	39,324	39,324

Investment of Cash Collateral from Securities Loaned — 2.0%

JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.60% (b) (c)	40,004	40,000

JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.46% (b) (c)	7,708	7,708

Total Investment of Cash Collateral from Securities Loaned (Cost $47,708)		47,708

Total Investments — 102.1% (Cost $1,963,953)		2,468,073
Liabilities in Excess of Other Assets — (2.1%)		(50,599)

NET ASSETS — 100.0%		2,417,474

Percentages indicated are based on net assets.

(a)	The security or a portion of this security is on loan at December 31, 2018. The total value of securities on loan at December 31, 2018 is approximately $47,406,000.
(b)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2018.
*	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2018

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2018 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)

Common Stocks — 100.3%

Aerospace & Defense — 1.6%

Curtiss-Wright Corp.	164	16,717

HEICO Corp., Class A	629	39,623

		56,340

Auto Components — 1.1%

Aptiv plc	616	37,921

Automobiles — 0.7%

Tesla, Inc. * (a)	69	23,096

Banks — 1.6%

East West Bancorp, Inc.	766	33,364

First Republic Bank	285	24,775

		58,139

Biotechnology — 5.3%

Agios Pharmaceuticals, Inc. * (a)	321	14,806

Alnylam Pharmaceuticals, Inc. * (a)	141	10,273

BioMarin Pharmaceutical, Inc. *	251	21,398

Exact Sciences Corp. *	536	33,790

Exelixis, Inc. *	1,675	32,955

Intercept Pharmaceuticals, Inc. *	162	16,295

Moderna, Inc. * (a)	636	9,712

Sage Therapeutics, Inc. *	162	15,547

Spark Therapeutics, Inc. *	269	10,521

Vertex Pharmaceuticals, Inc. *	134	22,270

		187,567

Building Products — 2.3%

Fortune Brands Home & Security, Inc.	489	18,592

Lennox International, Inc.	283	61,857

		80,449

Capital Markets — 4.3%

Ameriprise Financial, Inc.	188	19,590

Nasdaq, Inc.	521	42,515

S&P Global, Inc.	330	56,136

TD Ameritrade Holding Corp.	700	34,254

		152,495

Commercial Services & Supplies — 4.1%

Copart, Inc. *	937	44,770

Waste Connections, Inc. (a)	1,361	101,083

		145,853

Communications Equipment — 2.8%

Arista Networks, Inc. *	188	39,510

Palo Alto Networks, Inc. *	306	57,695

		97,205

INVESTMENTS	SHARES (000)	VALUE ($000)

Construction Materials — 1.5%

Vulcan Materials Co.	523	51,718

Containers & Packaging — 2.3%

Avery Dennison Corp.	540	48,490

Ball Corp.	691	31,782

		80,272

Distributors — 0.8%

LKQ Corp. *	1,262	29,940

Diversified Consumer Services — 1.2%

Bright Horizons Family Solutions, Inc. *	366	40,780

Electronic Equipment, Instruments & Components — 3.6%

Amphenol Corp., Class A	675	54,692

Corning, Inc.	1,297	39,173

Zebra Technologies Corp., Class A *	216	34,362

		128,227

Entertainment — 2.5%

Electronic Arts, Inc. *	250	19,736

Spotify Technology SA *	251	28,466

Take-Two Interactive Software, Inc. *	373	38,365

		86,567

Health Care Equipment & Supplies — 4.3%

DexCom, Inc. *	421	50,400

Edwards Lifesciences Corp. *	186	28,504

Insulet Corp. * (a)	327	25,914

ResMed, Inc.	418	47,609

		152,427

Health Care Providers & Services — 3.6%

Acadia Healthcare Co., Inc. * (a)	596	15,329

AmerisourceBergen Corp.	262	19,500

Centene Corp. *	399	45,993

WellCare Health Plans, Inc. *	195	46,132

		126,954

Health Care Technology — 2.1%

Teladoc Health, Inc. * (a)	571	28,299

Veeva Systems, Inc., Class A *	493	44,040

		72,339

Hotels, Restaurants & Leisure — 2.8%

Hilton Worldwide Holdings, Inc.	728	52,259

Red Rock Resorts, Inc., Class A (a)	1,053	21,393

Vail Resorts, Inc.	122	25,657

		99,309

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2018	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	19

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2018 (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)

Common Stocks — continued

Insurance — 1.0%

Progressive Corp. (The)	599	36,113

Internet & Direct Marketing Retail — 1.2%

GrubHub, Inc. * (a)	292	22,406

Wayfair, Inc., Class A * (a)	240	21,630

		44,036

IT Services — 9.7%

Booz Allen Hamilton Holding Corp.	859	38,706

Fiserv, Inc. * (a)	776	57,043

Gartner, Inc. *	217	27,713

Global Payments, Inc.	696	71,748

GoDaddy, Inc., Class A *	867	56,892

Okta, Inc. *	297	18,936

Shopify, Inc., Class A (Canada) *	133	18,469

Square, Inc., Class A *	489	27,406

Worldpay, Inc. *	344	26,272

		343,185

Life Sciences Tools & Services — 0.9%

Illumina, Inc. *	103	30,766

Machinery — 4.3%

Fortive Corp. (a)	520	35,156

Nordson Corp.	249	29,683

Oshkosh Corp.	343	21,029

Parker-Hannifin Corp.	232	34,630

Stanley Black & Decker, Inc.	251	30,067

		150,565

Oil, Gas & Consumable Fuels — 1.2%

Concho Resources, Inc. *	395	40,604

Pharmaceuticals — 2.3%

Catalent, Inc. *	738	23,005

Elanco Animal Health, Inc. * (a)	389	12,249

Jazz Pharmaceuticals plc * (a)	368	45,576

		80,830

Professional Services — 1.3%

Verisk Analytics, Inc. *	427	46,593

Real Estate Management & Development — 1.1%

CBRE Group, Inc., Class A *	961	38,480

Road & Rail — 0.9%

Old Dominion Freight Line, Inc.	261	32,194

Semiconductors & Semiconductor Equipment — 5.0%

Advanced Micro Devices, Inc. *	1,311	24,207

Lam Research Corp.	306	41,639

INVESTMENTS	SHARES (000)	VALUE ($000)

Semiconductors & Semiconductor Equipment — continued

Marvell Technology Group Ltd.	1,727	27,954

Microchip Technology, Inc. (a)	443	31,875

Xilinx, Inc.	574	48,913

		174,588

Software — 12.5%

Autodesk, Inc. *	437	56,203

DocuSign, Inc. * (a)	368	14,765

Fair Isaac Corp. *	153	28,555

Intuit, Inc.	143	28,071

Paycom Software, Inc. * (a)	273	33,392

Proofpoint, Inc. *	347	29,116

Red Hat, Inc. *	337	59,243

ServiceNow, Inc. *	492	87,685

Splunk, Inc. * (a)	471	49,388

Synopsys, Inc. *	274	23,090

Tyler Technologies, Inc. *	164	30,419

		439,927

Specialty Retail — 8.0%

National Vision Holdings, Inc. *	383	10,789

O’Reilly Automotive, Inc. *	281	96,848

Ross Stores, Inc.	1,176	97,850

Tractor Supply Co.	622	51,908

Ulta Beauty, Inc. *	102	24,965

		282,360

Textiles, Apparel & Luxury Goods — 1.3%

Lululemon Athletica, Inc. *	387	47,051

Trading Companies & Distributors — 1.1%

WW Grainger, Inc. (a)	142	40,123

Total Common Stocks (Cost $2,992,453)		3,535,013

Short-Term Investments — 0.4%

Investment Companies — 0.4%

JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.40% (b) (c) (Cost $15,690)	15,690	15,690

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2018

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment of Cash Collateral from Securities Loaned — 3.8%

JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.60% (b) (c)	114,011	114,000

JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.46% (b) (c)	19,998	19,998

Total Investment of Cash Collateral from Securities Loaned (Cost $133,998)		133,998

Total Investments — 104.5% (Cost $3,142,141)		3,684,701
Liabilities in Excess of Other Assets — (4.5%)		(158,039)

NET ASSETS — 100.0%		3,526,662

Percentages indicated are based on net assets.

(a)	The security or a portion of this security is on loan at December 31, 2018. The total value of securities on loan at December 31, 2018 is approximately $132,610,000.
(b)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2018.
*	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2018	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	21

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2018 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.6%

Auto Components — 0.7%

BorgWarner, Inc.	3,136	108,947

Banks — 8.1%

Citizens Financial Group, Inc.	4,781	142,140

Comerica, Inc.	1,046	71,864

Fifth Third Bancorp	8,775	206,487

First Republic Bank	1,640	142,518

Huntington Bancshares, Inc. (a)	9,575	114,134

M&T Bank Corp.	1,892	270,853

SunTrust Banks, Inc.	4,309	217,336

Zions Bancorp	1,403	57,152

		1,222,484

Beverages — 1.6%

Constellation Brands, Inc., Class A	751	120,774

Keurig Dr Pepper, Inc.	2,467	63,261

Molson Coors Brewing Co., Class B	1,099	61,697

		245,732

Building Products — 0.6%

Fortune Brands Home & Security, Inc.	2,394	90,962

Capital Markets — 4.9%

Ameriprise Financial, Inc.	1,353	141,182

Invesco Ltd.	4,250	71,143

Northern Trust Corp.	1,920	160,485

Raymond James Financial, Inc.	1,873	139,405

T. Rowe Price Group, Inc.	2,393	220,951

		733,166

Chemicals — 0.9%

Sherwin-Williams Co. (The)	356	140,055

Communications Equipment — 0.4%

CommScope Holding Co., Inc. *	3,714	60,865

Construction Materials — 0.7%

Martin Marietta Materials, Inc. (a)	628	107,888

Consumer Finance — 0.9%

Ally Financial, Inc.	5,841	132,364

Containers & Packaging — 3.5%

Ball Corp.	5,818	267,526

Silgan Holdings, Inc.	5,803	137,078

Westrock Co.	3,243	122,470

		527,074

Distributors — 0.7%

Genuine Parts Co.	1,171	112,469

INVESTMENTS	SHARES (000)	VALUE ($000)

Electric Utilities — 3.5%

Edison International	1,138	64,586

Evergy, Inc.	2,790	158,375

Xcel Energy, Inc.	6,187	304,831

		527,792

Electrical Equipment — 2.6%

Acuity Brands, Inc.	1,285	147,665

AMETEK, Inc.	2,359	159,674

Hubbell, Inc.	775	76,961

		384,300

Electronic Equipment, Instruments & Components — 4.5%

Amphenol Corp., Class A	1,933	156,583

Arrow Electronics, Inc. *	2,864	197,477

CDW Corp.	2,127	172,359

Keysight Technologies, Inc. *	2,338	145,117

		671,536

Equity Real Estate Investment Trusts (REITs) — 10.8%

American Campus Communities, Inc.	2,084	86,250

American Homes 4 Rent, Class A	4,222	83,801

AvalonBay Communities, Inc.	1,132	197,030

Boston Properties, Inc.	1,544	173,764

Brixmor Property Group, Inc.	7,543	110,814

Essex Property Trust, Inc.	471	115,603

Federal Realty Investment Trust	1,317	155,418

JBG SMITH Properties	1,772	61,688

Kimco Realty Corp. (a)	6,168	90,358

Outfront Media, Inc.	5,817	105,398

Rayonier, Inc.	4,212	116,626

Regency Centers Corp.	1,580	92,718

Vornado Realty Trust	2,528	156,823

Weyerhaeuser Co.	3,223	70,447

		1,616,738

Food & Staples Retailing — 0.8%

Kroger Co. (The)	4,613	126,860

Food Products — 1.7%

Conagra Brands, Inc.	5,535	118,221

Post Holdings, Inc. * (a)	1,499	133,629

		251,850

Gas Utilities — 1.1%

National Fuel Gas Co. (a)	3,159	161,664

Health Care Equipment & Supplies — 1.2%

Zimmer Biomet Holdings, Inc.	1,776	184,221

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2018

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Health Care Providers & Services — 5.8%

AmerisourceBergen Corp.	2,281	169,733

Cigna Corp.	1,043	198,108

Henry Schein, Inc. * (a)	1,353	106,239

Humana, Inc.	323	92,487

Laboratory Corp. of America Holdings *	1,146	144,826

Universal Health Services, Inc., Class B	1,339	156,122

		867,515

Hotels, Restaurants & Leisure — 1.3%

Hilton Worldwide Holdings, Inc.	2,790	200,299

Household Durables — 1.7%

Mohawk Industries, Inc. *	1,394	163,015

Newell Brands, Inc. (a)	5,037	93,629

		256,644

Household Products — 0.6%

Energizer Holdings, Inc.	1,840	83,077

Industrial Conglomerates — 0.8%

Carlisle Cos., Inc.	1,169	117,541

Insurance — 8.2%

Alleghany Corp.	170	105,662

Hartford Financial Services Group, Inc. (The)	4,705	209,134

Lincoln National Corp.	1,798	92,233

Loews Corp.	6,380	290,404

Marsh & McLennan Cos., Inc.	1,838	146,613

Principal Financial Group, Inc.	1,725	76,181

Progressive Corp. (The)	2,451	147,882

Unum Group	2,115	62,149

WR Berkley Corp.	1,302	96,267

		1,226,525

Interactive Media & Services — 0.6%

Match Group, Inc. (a)	2,202	94,174

Internet & Direct Marketing Retail — 1.4%

Expedia Group, Inc.	1,884	212,192

IT Services — 1.0%

Jack Henry & Associates, Inc.	1,197	151,439

Machinery — 2.9%

IDEX Corp.	1,112	140,442

Middleby Corp. (The) *	1,045	107,383

Snap-on, Inc.	1,280	185,913

		433,738

Media — 1.1%

CBS Corp. (Non-Voting), Class B	2,041	89,232

INVESTMENTS	SHARES (000)	VALUE ($000)

Media — continued

DISH Network Corp., Class A *	3,115	77,783

		167,015

Mortgage Real Estate Investment Trusts (REITs) — 0.3%

Starwood Property Trust, Inc. (a)	2,319	45,713

Multiline Retail — 1.9%

Kohl’s Corp.	2,841	188,472

Nordstrom, Inc.	2,177	101,463

		289,935

Multi-Utilities — 5.5%

CMS Energy Corp.	6,460	320,759

Sempra Energy	1,802	194,938

WEC Energy Group, Inc.	4,445	307,888

		823,585

Oil, Gas & Consumable Fuels — 6.2%

Cabot Oil & Gas Corp.	3,786	84,619

Diamondback Energy, Inc.	3,162	293,089

EQT Corp.	5,316	100,412

Equitrans Midstream Corp. * (a)	4,897	98,044

PBF Energy, Inc., Class A	2,836	92,660

Williams Cos., Inc. (The)	11,608	255,945

		924,769

Personal Products — 0.9%

Coty, Inc., Class A	8,337	54,689

Edgewell Personal Care Co. * (a)	2,033	75,947

		130,636

Real Estate Management & Development — 1.4%

CBRE Group, Inc., Class A *	4,048	162,067

Cushman & Wakefield plc * (a)	2,831	40,967

		203,034

Semiconductors & Semiconductor Equipment — 1.1%

Analog Devices, Inc.	1,962	168,436

Software — 1.0%

Synopsys, Inc. *	1,810	152,455

Specialty Retail — 4.1%

AutoZone, Inc. *	267	223,761

Best Buy Co., Inc.	2,337	123,767

Gap, Inc. (The)	5,359	138,048

Tiffany & Co. (a)	1,670	134,464

		620,040

Textiles, Apparel & Luxury Goods — 1.7%

PVH Corp.	1,474	137,021

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2018	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	23

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2018 (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Textiles, Apparel & Luxury Goods — continued

Ralph Lauren Corp.	1,171	121,101

		258,122

Trading Companies & Distributors — 0.9%

MSC Industrial Direct Co., Inc., Class A	1,762	135,525

Total Common Stocks (Cost $11,042,473)		14,969,376

Short-Term Investments — 1.9%

Investment Companies — 1.9%

JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.40% (b) (c) (Cost $286,144)	286,144	286,144

Investment of Cash Collateral from Securities Loaned — 0.7%

JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.60% (b) (c)	89,009	89,000

JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.46% (b) (c)	14,483	14,483

Total Investment of Cash Collateral from Securities Loaned (Cost $103,483)		103,483

Total Investments — 102.2% (Cost $11,432,100)		15,359,003
Liabilities in Excess of Other Assets — (2.2%)		(334,853)

NET ASSETS — 100.0%		15,024,150

Percentages indicated are based on net assets.

(a)	The security or a portion of this security is on loan at December 31, 2018. The total value of securities on loan at December 31, 2018 is approximately $101,814,000.
(b)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2018.
*	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2018

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2018 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.5%

Aerospace & Defense — 1.0%

United Technologies Corp.	910	96,872

Airlines — 2.2%

Delta Air Lines, Inc.	3,023	150,832

Southwest Airlines Co.	1,464	68,056

		218,888

Banks — 14.2%

Bank of America Corp.	12,743	313,978

Citigroup, Inc.	2,049	106,673

Citizens Financial Group, Inc.	3,057	90,882

Fifth Third Bancorp	2,423	57,014

First Republic Bank	554	48,174

M&T Bank Corp.	1,017	145,537

PNC Financial Services Group, Inc. (The)	1,430	167,226

SunTrust Banks, Inc.	2,163	109,100

US Bancorp	2,195	100,320

Wells Fargo & Co.	5,795	267,039

		1,405,943

Beverages — 0.9%

Keurig Dr Pepper, Inc.	1,657	42,490

Molson Coors Brewing Co., Class B	857	48,149

		90,639

Capital Markets — 4.1%

Charles Schwab Corp. (The)	1,833	76,141

Invesco Ltd.	2,329	38,994

Morgan Stanley	2,423	96,089

Northern Trust Corp.	757	63,240

T. Rowe Price Group, Inc.	1,383	127,645

		402,109

Chemicals — 0.2%

AdvanSix, Inc. *	1,021	24,858

Communications Equipment — 1.7%

Cisco Systems, Inc.	2,850	123,508

CommScope Holding Co., Inc. *	2,787	45,684

		169,192

Construction Materials — 1.4%

Martin Marietta Materials, Inc. (a)	784	134,673

Consumer Finance — 3.3%

Ally Financial, Inc.	1,488	33,707

American Express Co.	1,022	97,408

Capital One Financial Corp.	2,560	193,540

		324,655

INVESTMENTS	SHARES (000)	VALUE ($000)

Containers & Packaging — 3.3%

Ball Corp.	3,444	158,358

Graphic Packaging Holding Co. (a)	5,071	53,957

Packaging Corp. of America	723	60,358

Westrock Co.	1,564	59,052

		331,725

Distributors — 0.5%

Genuine Parts Co.	530	50,924

Diversified Telecommunication Services — 1.7%

Verizon Communications, Inc.	2,959	166,354

Electric Utilities — 5.4%

American Electric Power Co., Inc.	1,740	130,019

Duke Energy Corp.	707	60,978

Edison International	733	41,585

Eversource Energy	962	62,543

NextEra Energy, Inc.	645	112,199

Xcel Energy, Inc.	2,612	128,715

		536,039

Electronic Equipment, Instruments & Components — 0.9%

Arrow Electronics, Inc. *	1,262	87,009

Equity Real Estate Investment Trusts (REITs) — 6.6%

American Homes 4 Rent, Class A	2,680	53,192

Brixmor Property Group, Inc.	4,814	70,712

CorePoint Lodging, Inc.	1,733	21,228

EastGroup Properties, Inc.	527	48,332

Federal Realty Investment Trust	497	58,701

Kimco Realty Corp. (a)	4,166	61,028

Mid-America Apartment Communities, Inc.	1,035	99,016

Outfront Media, Inc.	3,250	58,892

Public Storage	476	96,367

Rayonier, Inc.	1,992	55,158

Weyerhaeuser Co.	1,319	28,834

		651,460

Food & Staples Retailing — 1.6%

Kroger Co. (The)	1,648	45,308

Walgreens Boots Alliance, Inc.	1,647	112,526

		157,834

Food Products — 0.9%

Post Holdings, Inc. *	1,021	91,028

Health Care Equipment & Supplies — 0.5%

Medtronic plc	593	53,939

Health Care Providers & Services — 1.9%

AmerisourceBergen Corp.	672	50,027

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2018	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	25

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2018 (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Health Care Providers & Services — continued

HCA Healthcare, Inc.	341	42,380

UnitedHealth Group, Inc.	367	91,436

		183,843

Hotels, Restaurants & Leisure — 1.1%

Brinker International, Inc. (a)	770	33,854

Hilton Worldwide Holdings, Inc.	1,003	72,030

		105,884

Household Products — 2.1%

Clorox Co. (The) (a)	263	40,477

Energizer Holdings, Inc.	1,122	50,666

Procter & Gamble Co. (The)	1,229	112,927

		204,070

Industrial Conglomerates — 1.7%

Carlisle Cos., Inc.	564	56,664

Honeywell International, Inc.	832	109,874

		166,538

Insurance — 7.8%

Alleghany Corp.	66	41,012

American International Group, Inc.	2,479	97,704

Chubb Ltd.	637	82,319

Fairfax Financial Holdings Ltd. (Canada)	109	48,184

Hartford Financial Services Group, Inc. (The)	1,888	83,925

Loews Corp.	3,896	177,355

Marsh & McLennan Cos., Inc.	975	77,720

Prudential Financial, Inc.	386	31,466

Travelers Cos., Inc. (The)	911	109,077

Unum Group	740	21,738

		770,500

Internet & Direct Marketing Retail — 0.6%

Expedia Group, Inc.	494	55,614

Machinery — 1.9%

Dover Corp.	974	69,120

Illinois Tool Works, Inc.	669	84,778

Middleby Corp. (The) *	325	33,429

		187,327

Media — 4.0%

CBS Corp. (Non-Voting), Class B	1,251	54,697

Charter Communications, Inc., Class A *	426	121,451

DISH Network Corp., Class A *	3,999	99,863

Entercom Communications Corp., Class A (a)	6,516	37,209

Nexstar Media Group, Inc., Class A	1,063	83,609

		396,829

INVESTMENTS	SHARES (000)	VALUE ($000)

Multiline Retail — 1.7%

Kohl’s Corp.	1,292	85,713

Nordstrom, Inc.	1,801	83,963

		169,676

Multi-Utilities — 0.4%

NiSource, Inc. (a)	1,422	36,058

Oil, Gas & Consumable Fuels — 8.6%

Chevron Corp.	590	64,230

ConocoPhillips	1,675	104,428

Diamondback Energy, Inc.	457	42,345

EQT Corp. (a)	1,914	36,157

Equitrans Midstream Corp. *	1,485	29,728

Exxon Mobil Corp.	2,063	140,677

Kinder Morgan, Inc.	6,784	104,332

Marathon Petroleum Corp.	1,256	74,141

Occidental Petroleum Corp.	1,478	90,738

PBF Energy, Inc., Class A	659	21,541

Phillips 66	653	56,237

Williams Cos., Inc. (The)	3,737	82,390

		846,944

Personal Products — 0.3%

Coty, Inc., Class A	5,088	33,378

Pharmaceuticals — 7.8%

Allergan plc	660	88,267

Johnson & Johnson	1,319	170,271

Merck & Co., Inc.	2,685	205,172

Pfizer, Inc.	7,121	310,832

		774,542

Real Estate Management & Development — 0.9%

CBRE Group, Inc., Class A *	2,255	90,278

Semiconductors & Semiconductor Equipment — 2.7%

Analog Devices, Inc.	893	76,646

QUALCOMM, Inc.	953	54,208

Texas Instruments, Inc.	1,442	136,285

		267,139

Software — 1.2%

Microsoft Corp.	1,133	115,040

Specialty Retail — 3.5%

AutoZone, Inc. *	171	143,569

Best Buy Co., Inc.	845	44,745

Home Depot, Inc. (The)	318	54,556

Murphy USA, Inc. *	766	58,677

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2018

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Specialty Retail — continued

Tiffany & Co. (a)	558	44,924

		346,471

Technology Hardware, Storage & Peripherals — 0.4%

Hewlett Packard Enterprise Co.	2,915	38,510

Textiles, Apparel & Luxury Goods —0.5%

Columbia Sportswear Co. (a)	559	46,984

Total Common Stocks (Cost $8,164,982)		9,829,766

	No. of Rights (000)
Rights — 0.0% (b)

Media — 0.0% (b)

Media General, Inc., CVR * ‡ (Cost $—)	2,982	146

	SHARES (000)
Short-Term Investments — 0.9%

Investment Companies — 0.9%

JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.40% (c) (d) (Cost $89,301)	89,301	89,301

Investment of Cash Collateral from Securities Loaned — 0.8%

JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.60% (c) (d)	63,006	63,000

JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.46% (c) (d)	12,166	12,166

Total Investment of Cash Collateral from Securities Loaned (Cost $75,166)		75,166

Total Investments — 101.2% (Cost $8,329,449)		9,994,379
Liabilities in Excess of Other Assets — (1.2%)		(117,032)

NET ASSETS — 100.0%		9,877,347

Percentages indicated are based on net assets.

Abbreviations

CVR	ContingentValue Rights

(a)	The security or a portion of this security is on loan at December 31, 2018. The total value of securities on loan at December 31, 2018 is approximately $73,853,000.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of December 31, 2018.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2018	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	27

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2018 (Unaudited)

(Amounts in thousands, except per share amounts)

	JPMorgan Growth Advantage Fund		JPMorgan Mid Cap Equity Fund		JPMorgan Mid Cap Growth Fund
ASSETS:
Investments in non-affiliates, at value	$7,714,926		$2,381,041		$3,535,013
Investments in affiliates, at value	67,534		39,324		15,690
Investment of cash collateral received from securities loaned, at value (Note 2.B.)	138,088		47,708		133,998
Receivables:
Due from custodian	—		1,328		—
Investment securities sold	281		—		—
Fund shares sold	15,464		3,265		4,867
Dividends from non-affiliates	938		2,243		848
Dividends from affiliates	188		147		130
Securities lending income (Note 2.B.)	28		21		60

Total Assets	7,937,447		2,475,077		3,690,606

LIABILITIES:
Payables:
Due to custodian	—	(a)	—		25
Investment securities purchased	—		1,971		1,888
Collateral received on securities loaned (Note 2.B.)	138,088		47,708		133,998
Fund shares redeemed	23,681		6,160		24,973
Accrued liabilities:
Investment advisory fees	3,937		1,222		1,949
Administration fees	256		80		231
Distribution fees	762		92		242
Service fees	831		140		348
Custodian and accounting fees	51		18		26
Trustees’ and Chief Compliance Officer’s fees	—		—	(a)	—
Other	229		212		264

Total Liabilities	167,835		57,603		163,944

Net Assets	$7,769,612		$2,417,474		$3,526,662

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2018

	JPMorgan Growth Advantage Fund	JPMorgan Mid Cap Equity Fund	JPMorgan Mid Cap Growth Fund
NET ASSETS:
Paid-in-Capital	$5,423,404	$1,930,821	$3,046,243
Total distributable earnings (loss) (a)	2,346,208	486,653	480,419

Total Net Assets	$7,769,612	$2,417,474	$3,526,662

Net Assets:
Class A	$1,501,771	$354,294	$810,019
Class C	660,694	21,438	68,402
Class I	1,638,415	268,432	949,095
Class R2	49	416	34,025
Class R3	321	—	24,148
Class R4	13,470	—	13,809
Class R5	100,007	5,279	268,818
Class R6	3,854,885	1,767,615	1,358,346

Total	$7,769,612	$2,417,474	$3,526,662

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	84,879	8,662	31,764
Class C	43,017	547	3,478
Class I	89,636	6,464	31,997
Class R2	3	10	1,222
Class R3	18	—	821
Class R4	737	—	466
Class R5	5,364	127	8,945
Class R6	205,499	42,573	44,986

Net Asset Value (b):
Class A — Redemption price per share	$17.69	$40.90	$25.50
Class C — Offering price per share (c)	15.36	39.22	19.67
Class I — Offering and redemption price per share	18.28	41.53	29.66
Class R2 — Offering and redemption price per share	17.62	40.50	27.83
Class R3 — Offering and redemption price per share	17.70	—	29.43
Class R4 — Offering and redemption price per share	18.28	—	29.62
Class R5 — Offering and redemption price per share	18.65	41.51	30.05
Class R6 — Offering and redemption price per share	18.76	41.52	30.19
Class A maximum sales charge	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$18.67	$43.17	$26.91

Cost of investments in non-affiliates	$5,371,661	$1,876,921	$2,992,453
Cost of investments in affiliates	67,534	39,324	15,690
Investment securities on loan, at value	135,257	47,406	132,610
Cost of investment of cash collateral	138,088	47,708	133,998

(a)

Total distributable earnings have been aggregated to conform to the current presentation requirements for the adoption of the Securities and Exchange Commission’s Disclosure Update and Simplification Rule. See Note 8.

(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(c)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2018	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	29

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2018 (Unaudited)(continued)

(Amounts in thousands, except per share amounts)

	JPMorgan Mid Cap Value Fund	JPMorgan Value Advantage Fund
ASSETS:
Investments in non-affiliates, at value	$14,969,376	$9,829,912
Investments in affiliates, at value	286,144	89,301
Investment of cash collateral received from securities loaned, at value (Note 2.B.)	103,483	75,166
Receivables:
Fund shares sold	38,379	21,175
Interest and dividends from non-affiliates	25,360	12,782
Dividends from affiliates	782	253
Securities lending income (Note 2.B.)	48	13

Total Assets	15,423,572	10,028,602

LIABILITIES:
Payables:	—	—
Collateral received on securities loaned (Note 2.B.)	103,483	75,166
Fund shares redeemed	283,621	68,276
Accrued liabilities:
Investment advisory fees	8,526	5,138
Administration fees	965	347
Distribution fees	493	578
Service fees	1,183	1,063
Custodian and accounting fees	116	76
Trustees’ and Chief Compliance Officer’s fees	13	1
Other	1,022	610

Total Liabilities	399,422	151,255

Net Assets	$15,024,150	$9,877,347

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2018

	JPMorgan Mid Cap Value Fund	JPMorgan Value Advantage Fund
NET ASSETS:
Paid-in-Capital	$11,014,246	$8,195,257
Total distributable earnings (loss) (a)	4,009,904	1,682,090

Total Net Assets	$15,024,150	$9,877,347

Net Assets:
Class A	$1,514,797	$1,113,086
Class C	164,325	498,528
Class I	2,323,938	2,224,973
Class L	9,701,063	2,388,550
Class R2	68,776	36
Class R3	61,548	1,763
Class R4	22,364	15,703
Class R5	73,299	6,310
Class R6	1,094,040	3,628,398

Total	$15,024,150	$9,877,347

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	46,982	36,603
Class C	5,305	16,431
Class I	71,306	72,833
Class L	294,128	78,189
Class R2	2,228	1
Class R3	1,925	59
Class R4	690	516
Class R5	2,225	207
Class R6	33,189	118,920

Net Asset Value (b):
Class A — Redemption price per share	$32.24	$30.41
Class C — Offering price per share (c)	30.98	30.34
Class I — Offering and redemption price per share	32.59	30.55
Class L — Offering and redemption price per share	32.98	30.55
Class R2 — Offering and redemption price per share	30.86	30.26
Class R3 — Offering and redemption price per share	31.97	30.08
Class R4 — Offering and redemption price per share	32.43	30.42
Class R5 — Offering and redemption price per share	32.95	30.49
Class R6 — Offering and redemption price per share	32.96	30.51
Class A maximum sales charge	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$34.03	$32.09

Cost of investments in non-affiliates	$11,042,473	$8,164,982
Cost of investments in affiliates	286,144	89,301
Investment securities on loan, at value	101,814	73,853
Cost of investment of cash collateral	103,483	75,166

(a)

Total distributable earnings have been aggregated to conform to the current presentation requirements for the adoption of the Securities and Exchange Commission’s Disclosure Update and Simplification Rule. See Note 8.

(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(c)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2018	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	31

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED DECEMBER 31, 2018 (Unaudited)

(Amounts in thousands)

	JPMorgan Growth Advantage Fund	JPMorgan Mid Cap Equity Fund	JPMorgan Mid Cap Growth Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$1	$— (a)	$1
Interest income from affiliates	— (a)	— (a)	— (a)
Dividend income from non-affiliates	26,231	21,390	10,729
Dividend income from affiliates	2,606	917	1,290
Income from securities lending (net)	74	28	82

Total investment income	28,912	22,335	12,102

EXPENSES:
Investment advisory fees	29,064	8,935	13,067
Administration fees	3,626	1,115	1,630
Distribution fees:
Class A	2,171	508	1,170
Class C	2,859	99	304
Class R2	— (a)	1	100
Class R3	— (a)	—	35
Service fees:
Class A	2,171	508	1,170
Class C	953	33	101
Class I	2,349	393	1,420
Class R2	— (a)	1	50
Class R3	— (a)	—	35
Class R4	16	—	19
Class R5	58	3	156
Custodian and accounting fees	112	38	59
Interest expense to affiliates	—	1	—
Professional fees	71	41	45
Trustees’ and Chief Compliance Officer’s fees	30	17	21
Printing and mailing costs	220	48	121
Registration and filing fees	177	80	81
Transfer agency fees (See Note 2.E.)	117	26	197
Other	77	21	36

Total expenses	44,071	11,868	19,817

Less fees waived	(5,166)	(1,621)	(940)
Less expense reimbursements	(12)	—	(8)

Net expenses	38,893	10,247	18,869

Net investment income (loss)	(9,981)	12,088	(6,767)

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	323,813	68,104	26,218
Change in net unrealized appreciation/depreciation on investments in non-affiliates	(1,279,138)	(373,677)	(444,145)

Net realized/unrealized gains (losses)	(955,325)	(305,573)	(417,927)

Change in net assets resulting from operations	$(965,306)	$(293,485)	$(424,694)

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2018

	JPMorgan Mid Cap Value Fund	JPMorgan Value Advantage Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$— (a)	$— (a)
Interest income from affiliates	— (a)	— (a)
Dividend income from non-affiliates	234,395	162,477
Dividend income from affiliates	6,229	2,637
Income from securities lending (net)	99	23

Total investment income	240,723	165,137

EXPENSES:
Investment advisory fees	58,889	37,442
Administration fees	7,348	4,672
Distribution fees:
Class A	2,303	1,635
Class C	751	2,177
Class R2	203	— (a)
Class R3	86	2
Service fees:
Class A	2,303	1,635
Class C	251	726
Class I	3,593	3,073
Class L	5,867	1,553
Class R2	101	— (a)
Class R3	86	2
Class R4	25	22
Class R5	42	3
Custodian and accounting fees	231	151
Professional fees	106	88
Trustees’ and Chief Compliance Officer’s fees	38	34
Printing and mailing costs	427	226
Registration and filing fees	233	214
Transfer agency fees (See Note 2.E.)	440	118
Other	169	89

Total expenses	83,492	53,862

Less fees waived	(6,713)	(6,432)
Less expense reimbursements	(97)	(12)

Net expenses	76,682	47,418

Net investment income (loss)	164,041	117,719

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	421,731	244,627
Investments in affiliates	— (a)	—

Net realized gain (loss)	421,731	244,627

Change in net unrealized appreciation/depreciation on investments in non-affiliates	(2,622,701)	(1,231,117)

Net realized/unrealized gains (losses)	(2,200,970)	(986,490)

Change in net assets resulting from operations	$(2,036,929)	$(868,771)

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2018	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	33

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	JPMorgan Growth Advantage Fund		JPMorgan Mid Cap Equity Fund
	Six Months Ended December 31, 2018 (Unaudited)	Year Ended June 30, 2018	Six Months Ended December 31, 2018 (Unaudited)	Year Ended June 30, 2018
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$(9,981)	$(24,732)	$12,088	$11,549
Net realized gain (loss)	323,813	694,039	68,104	280,150
Change in net unrealized appreciation/depreciation	(1,279,138)	1,184,781	(373,677)	63,890

Change in net assets resulting from operations	(965,306)	1,854,088	(293,485)	355,589

DISTRIBUTIONS TO SHAREHOLDERS: (a)
Class A	(137,182)	(69,162)	(41,313)	(21,659)
Class C	(69,324)	(29,276)	(2,590)	(1,665)
Class I	(147,315)	(52,479)	(31,866)	(20,261)
Class R2 (b)	(5)	(1)	(47)	(22)
Class R3	(27)	(11)	—	—
Class R4	(957)	(1)	—	—
Class R5	(8,804)	(4,273)	(621)	(317)
Class R6	(334,548)	(165,239)	(209,503)	(126,390)

Total distributions to shareholders	(698,162)	(320,442)	(285,940)	(170,314)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	741,493	60,031	263,191	(260,045)

NET ASSETS:
Change in net assets	(921,975)	1,593,677	(316,234)	(74,770)
Beginning of period	8,691,587	7,097,910	2,733,708	2,808,478

End of period	$7,769,612	$8,691,587	$2,417,474	$2,733,708

(a)

The prior period distributions have been reclassified to conform to current period presentation for the adoption of the Securities and Exchange Commission’s Disclosure Update and Simplification Rule. See Note 8. Prior period balances were as follows:

	JPMorgan Growth Advantage Fund	JPMorgan Mid Cap Equity Fund
Class A
From net realized gains	$(69,162)	$(21,659)
Class C
From net realized gains	(29,276)	(1,665)
Class I
From net investment income	—	(521)
From net realized gains	(52,479)	(19,740)
Class R2 (b)
From net realized gains	(1)	(22)
Class R3
From net realized gains	(11)	—
Class R4
From net realized gains	(1)	—
Class R5
From net investment income	—	(17)
From net realized gains	(4,273)	(300)
Class R6
From net investment income	—	(7,565)
From net realized gains	(165,239)	(118,825)

(b)	Commencement of offering of class of shares effective July 31, 2017 for JPMorgan Growth Advantage Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2018

	JPMorgan Mid Cap Growth Fund		JPMorgan Mid Cap Value Fund
	Six Months Ended December 31, 2018 (Unaudited)	Year Ended June 30, 2018	Six Months Ended December 31, 2018 (Unaudited)	Year Ended June 30, 2018
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$(6,767)	$(12,093)	$164,041	$165,452
Net realized gain (loss)	26,218	321,274	421,731	714,557
Change in net unrealized appreciation/depreciation	(444,145)	272,913	(2,622,701)	323,839

Change in net assets resulting from operations	(424,694)	582,094	(2,036,929)	1,203,848

DISTRIBUTIONS TO SHAREHOLDERS: (a)
Class A	(64,068)	(64,175)	(113,824)	(50,500)
Class C	(6,859)	(6,964)	(11,787)	(4,819)
Class I	(66,577)	(64,653)	(180,706)	(76,469)
Class L	—	—	(790,206)	(339,034)
Class R2	(2,466)	(2,500)	(5,220)	(1,965)
Class R3	(1,655)	(102)	(4,506)	(1,355)
Class R4	(921)	(242)	(1,721)	(385)
Class R5	(18,376)	(16,962)	(5,681)	(2,165)
Class R6	(90,888)	(63,898)	(86,808)	(19,369)

Total distributions to shareholders	(251,810)	(219,496)	(1,200,459)	(496,061)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	285,922	466,368	(22,313)	(826,948)

NET ASSETS:
Change in net assets	(390,582)	828,966	(3,259,701)	(119,161)
Beginning of period	3,917,244	3,088,278	18,283,851	18,403,012

End of period	$3,526,662	$3,917,244	$15,024,150	$18,283,851

(a)

The prior period distributions have been reclassified to conform to current period presentation for the adoption of the Securities and Exchange Commission’s Disclosure Update and Simplification Rule. See Note 8. Prior period balances were as follows:

	JPMorgan Mid Cap Growth Fund	JPMorgan Mid Cap Value Fund
Class A
From net investment income	$—	$(10,151)
From net realized gains	(64,175)	(40,349)
Class C
From net realized gains	(6,964)	(4,819)
Class I
From net investment income	—	(21,474)
From net realized gains	(64,653)	(54,995)
Class L
From net investment income	—	(115,010)
From net realized gains	—	(224,024)
Class R2
From net investment income	—	(285)
From net realized gains	(2,500)	(1,680)
Class R3
From net investment income	—	(401)
From net realized gains	(102)	(954)
Class R4
From net investment income	—	(124)
From net realized gains	(242)	(261)
Class R5
From net investment income	—	(715)
From net realized gains	(16,962)	(1,450)
Class R6
From net investment income	—	(6,725)
From net realized gains	(63,898)	(12,644)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2018	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	35

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Value Advantage Fund
	Six Months Ended December 31, 2018 (Unaudited)	Year Ended June 30, 2018
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$117,719	$153,657
Net realized gain (loss)	244,627	371,543
Change in net unrealized appreciation/depreciation	(1,231,117)	415,090

Change in net assets resulting from operations	(868,771)	940,290

DISTRIBUTIONS TO SHAREHOLDERS: (a)
Class A	(75,407)	(26,776)
Class C	(31,120)	(7,814)
Class I	(161,614)	(50,925)
Class L	(175,343)	(90,228)
Class R2 (b)	(3)	— (c)
Class R3	(122)	(17)
Class R4	(1,103)	(43)
Class R5	(452)	(115)
Class R6	(263,786)	(77,658)

Total distributions to shareholders	(708,950)	(253,576)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	70,831	(360,503)

NET ASSETS:
Change in net assets	(1,506,890)	326,211
Beginning of period	11,384,237	11,058,026

End of period	$9,877,347	$11,384,237

(a)

The prior period distributions have been reclassified to conform to current period presentation for the adoption of the Securities and Exchange Commission’s Disclosure Update and Simplification Rule. See Note 8. Prior period balances were as follows:

JPMorgan Value Advantage Fund
Class A
From net investment income	$(12,114)
From net realized gains	(14,662)
Class C
From net investment income	(1,306)
From net realized gains	(6,508)
Class I
From net investment income	(27,074)
From net realized gains	(23,851)
Class L
From net investment income	(51,294)
From net realized gains	(38,934)
Class R2 (b)
From net investment income	— (c)
From net realized gains	— (c)
Class R3
From net investment income	(9)
From net realized gains	(8)
Class R4
From net investment income	(24)
From net realized gains	(19)
Class R5
From net investment income	(65)
From net realized gains	(50)
Class R6
From net investment income	(44,453)
From net realized gains	(33,205)

(b)	Commencement of offering of class of shares effective July 31, 2017.
(c)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2018

	JPMorgan Growth Advantage Fund		JPMorgan Mid Cap Equity Fund
	Six Months Ended December 31, 2018 (Unaudited)	Year Ended June 30, 2018	Six Months Ended December 31, 2018 (Unaudited)	Year Ended June 30, 2018
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$214,101	$385,379	$49,447	$69,668
Distributions reinvested	134,593	67,889	41,253	21,589
Cost of shares redeemed	(248,175)	(604,708)	(53,826)	(90,548)

Change in net assets resulting from Class A capital transactions	$100,519	$(151,440)	$36,874	$709

Class C
Proceeds from shares issued	$92,928	$167,812	$1,008	$2,589
Distributions reinvested	66,057	27,785	2,589	1,665
Cost of shares redeemed	(83,772)	(179,201)	(4,470)	(8,820)

Change in net assets resulting from Class C capital transactions	$75,213	$16,396	$(873)	$(4,566)

Class I
Proceeds from shares issued	$425,158	$820,383	$24,303	$67,824
Distributions reinvested	135,181	48,329	31,662	19,948
Cost of shares redeemed	(315,905)	(1,088,919)	(48,681)	(567,749)

Change in net assets resulting from Class I capital transactions	$244,434	$(220,207)	$7,284	$(479,977)

Class R2 (a)
Proceeds from shares issued	$17	$40	$34	$75
Distributions reinvested	5	1	40	19
Cost of shares redeemed	(4)	(2)	(2)	(284)

Change in net assets resulting from Class R2 capital transactions	$18	$39	$72	$(190)

Class R3
Proceeds from shares issued	$92	$379	$—	$—
Distributions reinvested	27	11	—	—
Cost of shares redeemed	— (b)	(187)	—	—

Change in net assets resulting from Class R3 capital transactions	$119	$203	$—	$—

Class R4
Proceeds from shares issued	$3,974	$12,768	$—	$—
Distributions reinvested	957	1	—	—
Cost of shares redeemed	(1,045)	(1,127)	—	—

Change in net assets resulting from Class R4 capital transactions	$3,886	$11,642	$—	$—

Class R5
Proceeds from shares issued	$12,640	$22,793	$—	$4,460
Distributions reinvested	8,802	4,273	621	317
Cost of shares redeemed	(13,023)	(31,002)	(595)	(361)

Change in net assets resulting from Class R5 capital transactions	$8,419	$(3,936)	$26	$4,416

Class R6
Proceeds from shares issued	$412,977	$1,307,512	$136,277	$659,956
Distributions reinvested	333,918	165,238	209,472	126,386
Cost of shares redeemed	(438,010)	(1,065,416)	(125,941)	(566,779)

Change in net assets resulting from Class R6 capital transactions	$308,885	$407,334	$219,808	$219,563

Total change in net assets resulting from capital transactions	$741,493	$60,031	$263,191	$(260,045)

(a)	Commencement of offering of class of shares effective July 31, 2017 for JPMorgan Growth Advantage Fund.
(b)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2018	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	37

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Growth Advantage Fund		JPMorgan Mid Cap Equity Fund
	Six Months Ended December 31, 2018 (Unaudited)	Year Ended June 30, 2018	Six Months Ended December 31, 2018 (Unaudited)	Year Ended June 30, 2018
SHARE TRANSACTIONS:
Class A
Issued	10,056	19,063	997	1,371
Reinvested	7,186	3,464	952	435
Redeemed	(11,716)	(29,518)	(1,100)	(1,784)

Change in Class A Shares	5,526	(6,991)	849	22

Class C
Issued	4,896	9,329	21	52
Reinvested	4,060	1,603	63	35
Redeemed	(4,604)	(10,165)	(94)	(180)

Change in Class C Shares	4,352	767	(10)	(93)

Class I
Issued	19,146	39,183	475	1,338
Reinvested	6,986	2,400	719	396
Redeemed	(14,904)	(55,106)	(961)	(11,347)

Change in Class I Shares	11,228	(13,523)	233	(9,613)

Class R2 (a)
Issued	1	2	1	3
Reinvested	— (b)	— (b)	1	— (b)
Redeemed	— (b)	— (b)	(1)	(6)

Change in Class R2 Shares	1	2	1	(3)

Class R3
Issued	5	20	—	—
Reinvested	1	— (b)	—	—
Redeemed	— (b)	(9)	—	—

Change in Class R3 Shares	6	11	—	—

Class R4
Issued	196	587	—	—
Reinvested	50	— (b)	—	—
Redeemed	(46)	(51)	—	—

Change in Class R4 Shares	200	536	—	—

Class R5
Issued	546	1,072	—	88
Reinvested	446	209	14	6
Redeemed	(586)	(1,457)	(11)	(7)

Change in Class R5 Shares	406	(176)	3	87

Class R6
Issued	18,215	63,769	2,657	13,118
Reinvested	16,814	8,033	4,754	2,502
Redeemed	(19,598)	(49,818)	(2,445)	(10,935)

Change in Class R6 Shares	15,431	21,984	4,966	4,685

(a)	Commencement of offering of class of shares effective July 31, 2017 for JPMorgan Growth Advantage Fund.
(b)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2018

	JPMorgan Mid Cap Growth Fund		JPMorgan Mid Cap Value Fund
	Six Months Ended December 31, 2018 (Unaudited)	Year Ended June 30, 2018	Six Months Ended December 31, 2018 (Unaudited)	Year Ended June 30, 2018
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$56,848	$118,397	$118,629	$363,088
Distributions reinvested	61,839	61,743	101,730	45,299
Cost of shares redeemed	(81,894)	(251,332)	(357,388)	(671,647)

Change in net assets resulting from Class A capital transactions	$36,793	$(71,192)	$(137,029)	$(263,260)

Class C
Proceeds from shares issued	$8,903	$14,077	$11,161	$7,880
Distributions reinvested	6,348	6,179	10,374	4,180
Cost of shares redeemed	(14,693)	(35,034)	(37,393)	(263,384)

Change in net assets resulting from Class C capital transactions	$558	$(14,778)	$(15,858)	$(251,324)

Class I
Proceeds from shares issued	$115,935	$339,754	$413,271	$751,430
Distributions reinvested	63,129	61,456	166,354	70,707
Cost of shares redeemed	(187,907)	(427,645)	(747,800)	(851,133)

Change in net assets resulting from Class I capital transactions	$(8,843)	$(26,435)	$(168,175)	$(28,996)

Class L
Proceeds from shares issued	$—	$—	$961,927	$1,968,939
Distributions reinvested	—	—	713,339	306,493
Cost of shares redeemed	—	—	(1,659,990)	(3,432,839)

Change in net assets resulting from Class L capital transactions	$—	$—	$15,276	$(1,157,407)

Class R2
Proceeds from shares issued	$6,220	$14,239	$7,637	$17,627
Distributions reinvested	2,347	2,362	4,936	1,815
Cost of shares redeemed	(6,333)	(17,165)	(11,347)	(25,651)

Change in net assets resulting from Class R2 capital transactions	$2,234	$(564)	$1,226	$(6,209)

Class R3
Proceeds from shares issued	$4,397	$27,693	$16,804	$51,385
Distributions reinvested	1,655	102	4,297	1,347
Cost of shares redeemed	(3,935)	(1,822)	(9,500)	(10,294)

Change in net assets resulting from Class R3 capital transactions	$2,117	$25,973	$11,601	$42,438

Class R4
Proceeds from shares issued	$3,101	$14,393	$8,478	$18,175
Distributions reinvested	921	242	1,720	385
Cost of shares redeemed	(1,935)	(897)	(1,306)	(4,544)

Change in net assets resulting from Class R4 capital transactions	$2,087	$13,738	$8,892	$14,016

Class R5
Proceeds from shares issued	$45,206	$79,191	$8,248	$70,982
Distributions reinvested	17,215	15,915	5,681	2,165
Cost of shares redeemed	(57,457)	(59,057)	(9,664)	(21,198)

Change in net assets resulting from Class R5 capital transactions	$4,964	$36,049	$4,265	$51,949

Class R6
Proceeds from shares issued	$311,844	$649,363	$348,686	$924,565
Distributions reinvested	90,442	63,657	82,670	18,935
Cost of shares redeemed	(156,274)	(209,443)	(173,867)	(171,655)

Change in net assets resulting from Class R6 capital transactions	$246,012	$503,577	$257,489	$771,845

Total change in net assets resulting from capital transactions	$285,922	$466,368	$(22,313)	$(826,948)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2018	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	39

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Mid Cap Growth Fund		JPMorgan Mid Cap Value Fund
	Six Months Ended December 31, 2018 (Unaudited)	Year Ended June 30, 2018	Six Months Ended December 31, 2018 (Unaudited)	Year Ended June 30, 2018
SHARE TRANSACTIONS:
Class A
Issued	1,861	3,941	3,164	9,353
Reinvested	2,301	2,145	2,966	1,153
Redeemed	(2,719)	(8,462)	(9,276)	(17,242)

Change in Class A Shares	1,443	(2,376)	(3,146)	(6,736)

Class C
Issued	381	586	334	210
Reinvested	306	271	315	111
Redeemed	(613)	(1,457)	(1,032)	(7,079)

Change in Class C Shares	74	(600)	(383)	(6,758)

Class I
Issued	3,302	9,954	11,025	19,096
Reinvested	2,019	1,861	4,798	1,778
Redeemed	(5,511)	(12,666)	(19,721)	(21,586)

Change in Class I Shares	(190)	(851)	(3,898)	(712)

Class L
Issued	—	—	24,439	49,400
Reinvested	—	—	20,337	7,611
Redeemed	—	—	(43,991)	(86,072)

Change in Class L Shares	—	—	785	(29,061)

Class R2
Issued	185	437	207	472
Reinvested	80	75	150	48
Redeemed	(192)	(526)	(310)	(686)

Change in Class R2 Shares	73	(14)	47	(166)

Class R3
Issued	125	799	436	1,326
Reinvested	53	3	127	34
Redeemed	(113)	(51)	(244)	(265)

Change in Class R3 Shares	65	751	319	1,095

Class R4
Issued	86	419	221	464
Reinvested	30	7	50	10
Redeemed	(55)	(25)	(33)	(115)

Change in Class R4 Shares	61	401	238	359

Class R5
Issued	1,249	2,258	206	1,800
Reinvested	544	477	162	54
Redeemed	(1,588)	(1,695)	(247)	(534)

Change in Class R5 Shares	205	1,040	121	1,320

Class R6
Issued	8,635	18,762	8,664	23,270
Reinvested	2,842	1,899	2,355	471
Redeemed	(4,430)	(6,005)	(4,551)	(4,290)

Change in Class R6 Shares	7,047	14,656	6,468	19,451

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2018

	JPMorgan Value Advantage Fund
	Six Months Ended December 31, 2018 (Unaudited)	Year Ended June 30, 2018
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$117,960	$302,187
Distributions reinvested	70,886	25,163
Cost of shares redeemed	(248,814)	(497,550)

Change in net assets resulting from Class A capital transactions	$(59,968)	$(170,200)

Class C
Proceeds from shares issued	$30,813	$58,391
Distributions reinvested	28,076	7,029
Cost of shares redeemed	(75,187)	(261,978)

Change in net assets resulting from Class C capital transactions	$(16,298)	$(196,558)

Class I
Proceeds from shares issued	$697,056	$844,644
Distributions reinvested	145,394	44,769
Cost of shares redeemed	(545,909)	(897,538)

Change in net assets resulting from Class I capital transactions	$296,541	$(8,125)

Class L
Proceeds from shares issued	$424,278	$1,135,519
Distributions reinvested	161,936	85,647
Cost of shares redeemed	(1,081,321)	(1,811,163)

Change in net assets resulting from Class L capital transactions	$(495,107)	$(589,997)

Class R2 (a)
Proceeds from shares issued	$6	$38
Distributions reinvested	2	— (b)
Cost of shares redeemed	(6)	(1)

Change in net assets resulting from Class R2 capital transactions	$2	$37

Class R3
Proceeds from shares issued	$849	$793
Distributions reinvested	109	14
Cost of shares redeemed	(13)	(103)

Change in net assets resulting from Class R3 capital transactions	$945	$704

Class R4
Proceeds from shares issued	$1,291	$19,694
Distributions reinvested	1,103	43
Cost of shares redeemed	(1,447)	(2,597)

Change in net assets resulting from Class R4 capital transactions	$947	$17,140

Class R5
Proceeds from shares issued	$1,314	$6,381
Distributions reinvested	452	115
Cost of shares redeemed	(532)	(1,014)

Change in net assets resulting from Class R5 capital transactions	$1,234	$5,482

Class R6
Proceeds from shares issued	$321,398	$1,235,372
Distributions reinvested	263,676	77,658
Cost of shares redeemed	(242,539)	(732,016)

Change in net assets resulting from Class R6 capital transactions	$342,535	$581,014

Total change in net assets resulting from capital transactions	$70,831	$(360,503)

(a)	Commencement of offering of class of shares effective July 31, 2017.
(b)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2018	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	41

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Value Advantage Fund
	Six Months Ended December 31, 2018 (Unaudited)	Year Ended June 30, 2018
SHARE TRANSACTIONS:
Class A
Issued	3,379	8,673
Reinvested	2,205	704
Redeemed	(7,031)	(14,215)

Change in Class A Shares	(1,447)	(4,838)

Class C
Issued	893	1,674
Reinvested	875	198
Redeemed	(2,145)	(7,551)

Change in Class C Shares	(377)	(5,679)

Class I
Issued	19,534	24,044
Reinvested	4,502	1,245
Redeemed	(15,701)	(25,207)

Change in Class I Shares	8,335	82

Class L
Issued	11,852	32,262
Reinvested	5,015	2,380
Redeemed	(30,100)	(51,546)

Change in Class L Shares	(13,233)	(16,904)

Class R2 (a)
Issued	— (b)	1
Reinvested	— (b)	— (b)
Redeemed	— (b)	— (b)

Change in Class R2 Shares	— (b)	1

Class R3
Issued	24	22
Reinvested	3	1
Redeemed	— (b)	(3)

Change in Class R3 Shares	27	20

Class R4
Issued	36	558
Reinvested	34	1
Redeemed	(40)	(74)

Change in Class R4 Shares	30	485

Class R5
Issued	36	186
Reinvested	14	3
Redeemed	(15)	(29)

Change in Class R5 Shares	35	160

Class R6
Issued	8,940	35,495
Reinvested	8,179	2,160
Redeemed	(6,893)	(20,295)

Change in Class R6 Shares	10,226	17,360

(a)	Commencement of offering of class of shares effective July 31, 2017.
(b)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2018

THIS PAGE IS INTENTIONALLY LEFT BLANK

DECEMBER 31, 2017	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	43

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net realized gain
JPMorgan Growth Advantage Fund
Class A
Six Months Ended December 31, 2018 (Unaudited)	$21.73	$(0.05)	$(2.23)	$(2.28)	$(1.76)
Year Ended June 30, 2018	17.95	(0.12)	4.74	4.62	(0.84)
Year Ended June 30, 2017	14.42	(0.09)	3.62	3.53	—
Year Ended June 30, 2016	15.74	(0.08)	(0.71)	(0.79)	(0.53)
Year Ended June 30, 2015	14.24	(0.10)	2.17	2.07	(0.57)
Year Ended June 30, 2014	11.43	(0.07)	3.52	3.45	(0.64)

Class C
Six Months Ended December 31, 2018 (Unaudited)	19.16	(0.09)	(1.95)	(2.04)	(1.76)
Year Ended June 30, 2018	15.99	(0.19)	4.20	4.01	(0.84)
Year Ended June 30, 2017	12.91	(0.15)	3.23	3.08	—
Year Ended June 30, 2016	14.22	(0.14)	(0.64)	(0.78)	(0.53)
Year Ended June 30, 2015	12.98	(0.15)	1.96	1.81	(0.57)
Year Ended June 30, 2014	10.51	(0.12)	3.23	3.11	(0.64)

Class I
Six Months Ended December 31, 2018 (Unaudited)	22.36	(0.03)	(2.29)	(2.32)	(1.76)
Year Ended June 30, 2018	18.40	(0.07)	4.87	4.80	(0.84)
Year Ended June 30, 2017	14.75	(0.05)	3.70	3.65	—
Year Ended June 30, 2016	16.06	(0.06)	(0.72)	(0.78)	(0.53)
Year Ended June 30, 2015	14.50	(0.07)	2.20	2.13	(0.57)
Year Ended June 30, 2014	11.60	(0.04)	3.58	3.54	(0.64)

Class R2
Six Months Ended December 31, 2018 (Unaudited)	21.68	(0.08)	(2.22)	(2.30)	(1.76)
July 31, 2017 (f) through June 30, 2018	18.47	(0.14)	4.19	4.05	(0.84)

Class R3
Six Months Ended December 31, 2018 (Unaudited)	21.74	(0.05)	(2.23)	(2.28)	(1.76)
Year Ended June 30, 2018	17.96	(0.11)	4.73	4.62	(0.84)
May 31, 2017 (f) through June 30, 2017	17.85	(0.01)	0.12	0.11	—

Class R4
Six Months Ended December 31, 2018 (Unaudited)	22.36	(0.03)	(2.29)	(2.32)	(1.76)
Year Ended June 30, 2018	18.40	(0.03)	4.83	4.80	(0.84)
May 31, 2017 (f) through June 30, 2017	18.29	— (g)	0.11	0.11	—

Class R5
Six Months Ended December 31, 2018 (Unaudited)	22.76	(0.01)	(2.34)	(2.35)	(1.76)
Year Ended June 30, 2018	18.69	(0.04)	4.95	4.91	(0.84)
Year Ended June 30, 2017	14.96	(0.03)	3.76	3.73	—
Year Ended June 30, 2016	16.25	(0.03)	(0.73)	(0.76)	(0.53)
Year Ended June 30, 2015	14.63	(0.04)	2.23	2.19	(0.57)
Year Ended June 30, 2014	11.68	(0.02)	3.61	3.59	(0.64)

Class R6
Six Months Ended December 31, 2018 (Unaudited)	22.87	— (g)	(2.35)	(2.35)	(1.76)
Year Ended June 30, 2018	18.76	(0.02)	4.97	4.95	(0.84)
Year Ended June 30, 2017	15.00	(0.01)	3.77	3.76	—
Year Ended June 30, 2016	16.27	(0.01)	(0.73)	(0.74)	(0.53)
Year Ended June 30, 2015	14.64	(0.03)	2.23	2.20	(0.57)
December 23, 2013 (f) through June 30, 2014	13.86	(0.01)	0.79	0.78	—

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Commencement of offering of class of shares.
(g)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2018

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$17.69	(10.96)%	$1,501,771	1.13%	(0.49)%	1.25%	20%
21.73	26.22	1,724,681	1.16	(0.57)	1.25	31
17.95	24.48	1,550,092	1.24	(0.56)	1.32	34
14.42	(5.07)	1,643,136	1.25	(0.55)	1.35	46
15.74	14.99	1,174,260	1.24	(0.65)	1.35	46
14.24	30.69	717,564	1.24	(0.51)	1.31	62

15.36	(11.18)	660,694	1.64	(0.99)	1.75	20
19.16	25.60	740,817	1.66	(1.07)	1.76	31
15.99	23.86	605,999	1.74	(1.06)	1.82	34
12.91	(5.55)	594,190	1.75	(1.04)	1.85	46
14.22	14.43	321,500	1.74	(1.14)	1.84	46
12.98	30.12	144,229	1.74	(1.01)	1.81	62

18.28	(10.82)	1,638,415	0.88	(0.23)	1.00	20
22.36	26.56	1,753,505	0.92	(0.32)	1.00	31
18.40	24.75	1,691,899	1.00	(0.31)	1.04	34
14.75	(4.91)	922,981	1.08	(0.41)	1.09	46
16.06	15.14	1,219,501	1.09	(0.48)	1.09	46
14.50	31.03	975,175	1.05	(0.30)	1.06	62

17.62	(11.07)	49	1.39	(0.73)	1.97	20
21.68	22.39	43	1.41	(0.77)	1.59	31

17.70	(10.95)	321	1.13	(0.47)	1.35	20
21.74	26.20	266	1.15	(0.53)	1.28	31
17.96	0.62	20	1.25	(0.55)	1.25	34

18.28	(10.82)	13,470	0.88	(0.24)	1.00	20
22.36	26.56	12,005	0.88	(0.16)	1.00	31
18.40	0.60	20	0.99	(0.29)	1.00	34

18.65	(10.77)	100,007	0.73	(0.09)	0.85	20
22.76	26.74	112,830	0.77	(0.18)	0.85	31
18.69	24.93	95,952	0.85	(0.17)	0.88	34
14.96	(4.72)	82,358	0.89	(0.20)	0.90	46
16.25	15.42	58,686	0.86	(0.25)	0.87	46
14.63	31.25	1,453,864	0.85	(0.11)	0.86	62

18.76	(10.71)	3,854,885	0.63	0.01	0.75	20
22.87	26.86	4,347,440	0.67	(0.07)	0.75	31
18.76	25.07	3,153,928	0.74	(0.06)	0.75	34
15.00	(4.59)	2,720,935	0.76	(0.07)	0.76	46
16.27	15.48	2,414,333	0.76	(0.17)	0.77	46
14.64	5.63	271,958	0.80	(0.15)	0.82	62

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2018	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	45

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
	Investment operations		Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Mid Cap Equity Fund
Class A
Six Months Ended December 31, 2018 (Unaudited)	$51.57	$0.12	$(5.52)	$(5.40)	$(0.13)
Year Ended June 30, 2018	48.53	— (f)	5.89	5.89	—
Year Ended June 30, 2017	42.95	(0.02)	7.02	7.00	(0.05)
Year Ended June 30, 2016	47.12	(0.01)	(2.02)	(2.03)	(0.03)
Year Ended June 30, 2015	44.91	(0.03)	4.32	4.29	(0.02)
Year Ended June 30, 2014	38.10	(0.04)	10.25	10.21	(0.02)

Class C
Six Months Ended December 31, 2018 (Unaudited)	49.66	0.01	(5.31)	(5.30)	—
Year Ended June 30, 2018	47.05	(0.24)	5.70	5.46	—
Year Ended June 30, 2017	41.85	(0.25)	6.82	6.57	—
Year Ended June 30, 2016	46.16	(0.23)	(1.97)	(2.20)	—
Year Ended June 30, 2015	44.21	(0.25)	4.23	3.98	—
Year Ended June 30, 2014	37.71	(0.24)	10.12	9.88	—

Class I
Six Months Ended December 31, 2018 (Unaudited)	52.32	0.21	(5.63)	(5.42)	(0.23)
Year Ended June 30, 2018	49.13	0.14	5.97	6.11	(0.07)
Year Ended June 30, 2017	43.41	0.14	7.09	7.23	(0.14)
Year Ended June 30, 2016	47.47	0.11	(1.99)	(1.88)	(0.07)
Year Ended June 30, 2015	45.15	0.13	4.34	4.47	(0.09)
Year Ended June 30, 2014	38.22	0.11	10.30	10.41	(0.10)

Class R2
Six Months Ended December 31, 2018 (Unaudited)	51.08	0.05	(5.46)	(5.41)	(0.03)
Year Ended June 30, 2018	48.21	(0.14)	5.86	5.72	—
Year Ended June 30, 2017	42.75	(0.14)	6.98	6.84	(0.01)
Year Ended June 30, 2016	46.98	(0.13)	(1.99)	(2.12)	—
Year Ended June 30, 2015	44.87	(0.14)	4.30	4.16	—
March 14, 2014 (g) through June 30, 2014	42.92	(0.05)	2.01	1.96	(0.01)

Class R5
Six Months Ended December 31, 2018 (Unaudited)	52.35	0.25	(5.64)	(5.39)	(0.31)
Year Ended June 30, 2018	49.17	0.24	5.94	6.18	(0.15)
Year Ended June 30, 2017	43.43	0.18	7.11	7.29	(0.18)
Year Ended June 30, 2016	47.49	0.18	(2.03)	(1.85)	(0.10)
Year Ended June 30, 2015	45.15	0.20	4.33	4.53	(0.13)
March 14, 2014 (g) through June 30, 2014	43.14	0.04	2.02	2.06	(0.05)

Class R6
Six Months Ended December 31, 2018 (Unaudited)	52.39	0.26	(5.63)	(5.37)	(0.36)
Year Ended June 30, 2018	49.18	0.27	5.96	6.23	(0.17)
Year Ended June 30, 2017	43.44	0.21	7.09	7.30	(0.19)
Year Ended June 30, 2016	47.49	0.20	(2.02)	(1.82)	(0.12)
Year Ended June 30, 2015	45.15	0.20	4.34	4.54	(0.14)
March 14, 2014 (g) through June 30, 2014	43.14	0.04	2.02	2.06	(0.05)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2018

	Ratios/Supplemental data
					Ratios to average net assets (a)
Net realized gain	Total distributions	Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$ (5.14)	$(5.27)	$40.90	(11.01)%	$354,294	1.13%	0.48%	1.26%	17%
(2.85)	(2.85)	51.57	12.37	402,897	1.17	0.01	1.25	31
(1.37)	(1.42)	48.53	16.61	378,055	1.24	(0.05)	1.37	38
(2.11)	(2.14)	42.95	(4.17)	335,424	1.25	(0.03)	1.43	39
(2.06)	(2.08)	47.12	9.99	232,320	1.24	(0.06)	1.44	41
(3.38)	(3.40)	44.91	27.96	156,016	1.24	(0.08)	1.41	47

(5.14)	(5.14)	39.22	(11.23)	21,438	1.63	0.05	1.76	17
(2.85)	(2.85)	49.66	11.83	27,666	1.67	(0.50)	1.76	31
(1.37)	(1.37)	47.05	16.01	30,596	1.74	(0.56)	1.92	38
(2.11)	(2.11)	41.85	(4.64)	32,045	1.75	(0.54)	1.96	39
(2.03)	(2.03)	46.16	9.44	25,597	1.74	(0.56)	1.91	41
(3.38)	(3.38)	44.21	27.34	20,018	1.74	(0.57)	1.93	47

(5.14)	(5.37)	41.53	(10.88)	268,432	0.88	0.80	1.00	17
(2.85)	(2.92)	52.32	12.68	326,026	0.89	0.26	1.00	31
(1.37)	(1.51)	49.13	17.01	778,378	0.89	0.30	1.08	38
(2.11)	(2.18)	43.41	(3.81)	622,440	0.90	0.25	1.20	39
(2.06)	(2.15)	47.47	10.35	1,773,929	0.89	0.29	1.16	41
(3.38)	(3.48)	45.15	28.45	1,773,321	0.89	0.27	1.18	47

(5.14)	(5.17)	40.50	(11.12)	416	1.38	0.21	1.58	17
(2.85)	(2.85)	51.08	12.09	443	1.43	(0.28)	1.57	31
(1.37)	(1.38)	48.21	16.30	600	1.49	(0.31)	1.69	38
(2.11)	(2.11)	42.75	(4.38)	688	1.50	(0.30)	1.81	39
(2.05)	(2.05)	46.98	9.71	823	1.49	(0.31)	1.69	41
—	(0.01)	44.87	4.56	688	1.47	(0.41)	1.60	47

(5.14)	(5.45)	41.51	(10.82)	5,279	0.73	0.97	0.86	17
(2.85)	(3.00)	52.35	12.83	6,499	0.75	0.47	0.85	31
(1.37)	(1.55)	49.17	17.14	1,804	0.79	0.40	0.87	38
(2.11)	(2.21)	43.43	(3.73)	2,840	0.80	0.42	0.91	39
(2.06)	(2.19)	47.49	10.49	1,636	0.79	0.43	0.88	41
—	(0.05)	45.15	4.77	91	0.78	0.27	0.91	47

(5.14)	(5.50)	41.52	(10.77)	1,767,615	0.63	0.99	0.75	17
(2.85)	(3.02)	52.39	12.93	1,970,177	0.67	0.51	0.75	31
(1.37)	(1.56)	49.18	17.18	1,619,045	0.74	0.45	0.75	38
(2.11)	(2.23)	43.44	(3.66)	1,370,912	0.74	0.46	0.77	39
(2.06)	(2.20)	47.49	10.53	1,268,988	0.74	0.45	0.80	41
—	(0.05)	45.15	4.78	823,036	0.73	0.34	0.86	47

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2018	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	47

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net realized gain
JPMorgan Mid Cap Growth Fund
Class A
Six Months Ended December 31, 2018 (Unaudited)	$30.84	$(0.10)		$(3.09)	$(3.19)	$(2.15)
Year Ended June 30, 2018	27.99	(0.19)		5.18	4.99	(2.14)
Year Ended June 30, 2017	23.43	(0.14)		4.71	4.57	(0.01)
Year Ended June 30, 2016	27.71	(0.15)		(2.67)	(2.82)	(1.46)
Year Ended June 30, 2015	27.49	(0.18)		3.19	3.01	(2.79)
Year Ended June 30, 2014	22.99	(0.13	)(f)	7.42	7.29	(2.79)
Class C
Six Months Ended December 31, 2018 (Unaudited)	24.37	(0.14)		(2.41)	(2.55)	(2.15)
Year Ended June 30, 2018	22.64	(0.27)		4.14	3.87	(2.14)
Year Ended June 30, 2017	19.05	(0.22)		3.82	3.60	(0.01)
Year Ended June 30, 2016	22.93	(0.22)		(2.20)	(2.42)	(1.46)
Year Ended June 30, 2015	23.35	(0.26)		2.63	2.37	(2.79)
Year Ended June 30, 2014	19.97	(0.22	)(f)	6.39	6.17	(2.79)
Class I
Six Months Ended December 31, 2018 (Unaudited)	35.44	(0.06)		(3.57)	(3.63)	(2.15)
Year Ended June 30, 2018	31.79	(0.10)		5.89	5.79	(2.14)
Year Ended June 30, 2017	26.52	(0.07)		5.35	5.28	(0.01)
Year Ended June 30, 2016	31.06	(0.09)		(2.99)	(3.08)	(1.46)
Year Ended June 30, 2015	30.39	(0.11)		3.57	3.46	(2.79)
Year Ended June 30, 2014	25.08	(0.06	)(f)	8.16	8.10	(2.79)
Class R2
Six Months Ended December 31, 2018 (Unaudited)	33.49	(0.15)		(3.36)	(3.51)	(2.15)
Year Ended June 30, 2018	30.31	(0.28)		5.60	5.32	(2.14)
Year Ended June 30, 2017	25.41	(0.21)		5.12	4.91	(0.01)
Year Ended June 30, 2016	29.96	(0.18)		(2.91)	(3.09)	(1.46)
Year Ended June 30, 2015	29.54	(0.24)		3.45	3.21	(2.79)
Year Ended June 30, 2014	24.56	(0.20	)(f)	7.97	7.77	(2.79)
Class R3
Six Months Ended December 31, 2018 (Unaudited)	35.23	(0.11)		(3.54)	(3.65)	(2.15)
Year Ended June 30, 2018	31.71	(0.19)		5.85	5.66	(2.14)
September 9, 2016 (g) through June 30, 2017	27.06	(0.13)		4.79	4.66	(0.01)
Class R4
Six Months Ended December 31, 2018 (Unaudited)	35.40	(0.07)		(3.56)	(3.63)	(2.15)
Year Ended June 30, 2018	31.77	(0.12)		5.89	5.77	(2.14)
September 9, 2016 (g) through June 30, 2017	27.06	(0.06)		4.78	4.72	(0.01)
Class R5
Six Months Ended December 31, 2018 (Unaudited)	35.85	(0.03)		(3.62)	(3.65)	(2.15)
Year Ended June 30, 2018	32.09	(0.06)		5.96	5.90	(2.14)
Year Ended June 30, 2017	26.74	(0.03)		5.39	5.36	(0.01)
Year Ended June 30, 2016	31.26	(0.03)		(3.03)	(3.06)	(1.46)
Year Ended June 30, 2015	30.52	(0.07)		3.60	3.53	(2.79)
Year Ended June 30, 2014	25.15	(0.02	)(f)	8.18	8.16	(2.79)
Class R6
Six Months Ended December 31, 2018 (Unaudited)	36.00	(0.02)		(3.64)	(3.66)	(2.15)
Year Ended June 30, 2018	32.20	(0.04)		5.98	5.94	(2.14)
Year Ended June 30, 2017	26.82	(0.02)		5.41	5.39	(0.01)
Year Ended June 30, 2016	31.33	(0.02)		(3.03)	(3.05)	(1.46)
Year Ended June 30, 2015	30.57	(0.06)		3.61	3.55	(2.79)
Year Ended June 30, 2014	25.17	—	(f)(h)	8.19	8.19	(2.79)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)

Reflects special dividends paid out during the period by several of the Fund’s holdings. Had the Fund not received the special dividends the net investment income (loss) per share would have been $(0.14), $(0.23), $(0.06), $(0.20), $(0.02) and $(0.01) and for Class A, Class C, Class I, Class R2, Class R5 and Class R6 Shares, respectively, and the net investment income (loss) ratio would have been (0.53)%, (1.03)%, (0.22)%, (0.73)%, (0.08)%, (0.03)% for Class A, Class C, Class I, Class R2, Class R5 and Class R6 Shares, respectively.

(g)	Commencement of offering of class of shares.
(h)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2018

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$25.50	(10.69)%	$810,019	1.23%	(0.63)%		1.28%	26%
30.84	18.39	934,982	1.23	(0.62)		1.30	56
27.99	19.52	915,226	1.23	(0.56)		1.36	41
23.43	(10.29)	949,148	1.24	(0.59)		1.40	56
27.71	12.37	984,262	1.23	(0.68)		1.35	57
27.49	33.44	765,310	1.24	(0.51	)(f)	1.37	69

19.67	(10.90)	68,402	1.73	(1.14)		1.76	26
24.37	17.76	82,939	1.73	(1.12)		1.76	56
22.64	18.92	90,640	1.73	(1.06)		1.85	41
19.05	(10.70)	96,729	1.74	(1.08)		1.90	56
22.93	11.78	75,494	1.73	(1.19)		1.86	57
23.35	32.85	41,047	1.73	(1.01	)(f)	1.86	69

29.66	(10.54)	949,095	0.92	(0.32)		1.00	26
35.44	18.72	1,140,704	0.92	(0.30)		1.00	56
31.79	19.92	1,050,151	0.92	(0.25)		1.08	41
26.52	(10.01)	929,489	0.93	(0.31)		1.13	56
31.06	12.68	1,562,284	0.92	(0.37)		1.12	57
30.39	33.91	1,254,748	0.93	(0.20	)(f)	1.12	69

27.83	(10.80)	34,025	1.48	(0.88)		1.55	26
33.49	18.06	38,486	1.48	(0.87)		1.57	56
30.31	19.34	35,242	1.42	(0.74)		1.69	41
25.41	(10.42)	32,092	1.40	(0.71)		1.71	56
29.96	12.18	9,868	1.39	(0.85)		1.64	57
29.54	33.25	1,852	1.40	(0.71	)(f)	1.59	69

29.43	(10.66)	24,148	1.23	(0.63)		1.25	26
35.23	18.34	26,638	1.23	(0.54)		1.26	56
31.71	17.24	152	1.23	(0.54)		1.42	41

29.62	(10.55)	13,809	0.98	(0.38)		1.00	26
35.40	18.66	14,320	0.98	(0.33)		1.01	56
31.77	17.46	129	0.98	(0.23)		1.10	41

30.05	(10.48)	268,818	0.78	(0.18)		0.85	26
35.85	18.89	313,336	0.78	(0.16)		0.85	56
32.09	20.06	247,068	0.78	(0.10)		0.89	41
26.74	(9.87)	224,498	0.79	(0.13)		0.91	56
31.26	12.87	164,713	0.78	(0.25)		0.87	57
30.52	34.06	27,454	0.79	(0.06	)(f)	0.92	69

30.19	(10.46)	1,358,346	0.73	(0.13)		0.75	26
36.00	18.95	1,365,839	0.73	(0.11)		0.76	56
32.20	20.11	749,670	0.73	(0.06)		0.76	41
26.82	(9.82)	619,527	0.73	(0.06)		0.77	56
31.33	12.92	265,905	0.73	(0.19)		0.78	57
30.57	34.16	86,150	0.74	(0.01	)(f)	0.86	69

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2018	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	49

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mid Cap Value Fund
Class A
Six Months Ended December 31, 2018 (Unaudited)	$39.24	$0.31		$(4.77)	$(4.46)	$(0.38)	$(2.16)	$(2.54)
Year Ended June 30, 2018	37.80	0.20		2.14	2.34	(0.18)	(0.72)	(0.90)
Year Ended June 30, 2017	35.41	0.17		4.60	4.77	(0.14)	(2.24)	(2.38)
Year Ended June 30, 2016	36.98	0.19		0.33	0.52	(0.14)	(1.95)	(2.09)
Year Ended June 30, 2015	37.25	0.20		2.52	2.72	(0.20)	(2.79)	(2.99)
Year Ended June 30, 2014	31.68	0.15	(f)	7.02	7.17	(0.15)	(1.45)	(1.60)

Class C
Six Months Ended December 31, 2018 (Unaudited)	37.68	0.20		(4.57)	(4.37)	(0.17)	(2.16)	(2.33)
Year Ended June 30, 2018	36.35	(0.02)		2.07	2.05	—	(0.72)	(0.72)
Year Ended June 30, 2017	34.17	(0.02)		4.44	4.42	—	(2.24)	(2.24)
Year Ended June 30, 2016	35.79	0.01		0.32	0.33	—	(1.95)	(1.95)
Year Ended June 30, 2015	36.19	0.01		2.44	2.45	(0.06)	(2.79)	(2.85)
Year Ended June 30, 2014	30.84	(0.03	)(f)	6.83	6.80	— (g)	(1.45)	(1.45)

Class I
Six Months Ended December 31, 2018 (Unaudited)	39.70	0.35		(4.82)	(4.47)	(0.48)	(2.16)	(2.64)
Year Ended June 30, 2018	38.24	0.30		2.16	2.46	(0.28)	(0.72)	(1.00)
Year Ended June 30, 2017	35.79	0.27		4.66	4.93	(0.24)	(2.24)	(2.48)
Year Ended June 30, 2016	37.36	0.28		0.33	0.61	(0.23)	(1.95)	(2.18)
Year Ended June 30, 2015	37.61	0.28		2.55	2.83	(0.29)	(2.79)	(3.08)
Year Ended June 30, 2014	31.95	0.23	(f)	7.10	7.33	(0.22)	(1.45)	(1.67)

Class L
Six Months Ended December 31, 2018 (Unaudited)	40.21	0.38		(4.87)	(4.49)	(0.58)	(2.16)	(2.74)
Year Ended June 30, 2018	38.70	0.40		2.20	2.60	(0.37)	(0.72)	(1.09)
Year Ended June 30, 2017	36.19	0.36		4.71	5.07	(0.32)	(2.24)	(2.56)
Year Ended June 30, 2016	37.76	0.37		0.33	0.70	(0.32)	(1.95)	(2.27)
Year Ended June 30, 2015	37.99	0.40		2.56	2.96	(0.40)	(2.79)	(3.19)
Year Ended June 30, 2014	32.26	0.32	(f)	7.17	7.49	(0.31)	(1.45)	(1.76)

Class R2
Six Months Ended December 31, 2018 (Unaudited)	37.64	0.22		(4.54)	(4.32)	(0.30)	(2.16)	(2.46)
Year Ended June 30, 2018	36.33	0.10		2.05	2.15	(0.12)	(0.72)	(0.84)
Year Ended June 30, 2017	34.14	0.07		4.43	4.50	(0.07)	(2.24)	(2.31)
Year Ended June 30, 2016	35.73	0.10		0.32	0.42	(0.06)	(1.95)	(2.01)
Year Ended June 30, 2015	36.14	0.10		2.43	2.53	(0.15)	(2.79)	(2.94)
Year Ended June 30, 2014	30.81	0.06	(f)	6.82	6.88	(0.10)	(1.45)	(1.55)

Class R3
Six Months Ended December 31, 2018 (Unaudited)	38.97	0.25		(4.68)	(4.43)	(0.41)	(2.16)	(2.57)
Year Ended June 30, 2018	37.67	0.21		2.11	2.32	(0.30)	(0.72)	(1.02)
September 9, 2016 (h) through June 30, 2017	35.78	0.26		4.15	4.41	(0.28)	(2.24)	(2.52)

Class R4
Six Months Ended December 31, 2018 (Unaudited)	39.56	0.32		(4.78)	(4.46)	(0.51)	(2.16)	(2.67)
Year Ended June 30, 2018	38.16	0.33		2.13	2.46	(0.34)	(0.72)	(1.06)
September 9, 2016 (h) through June 30, 2017	36.18	0.38		4.15	4.53	(0.31)	(2.24)	(2.55)

Class R5
Six Months Ended December 31, 2018 (Unaudited)	40.15	0.36		(4.86)	(4.50)	(0.54)	(2.16)	(2.70)
Year Ended June 30, 2018	38.67	0.38		2.17	2.55	(0.35)	(0.72)	(1.07)
September 9, 2016 (h) through June 30, 2017	36.60	0.36		4.28	4.64	(0.33)	(2.24)	(2.57)

Class R6
Six Months Ended December 31, 2018 (Unaudited)	40.19	0.33		(4.82)	(4.49)	(0.58)	(2.16)	(2.74)
Year Ended June 30, 2018	38.69	0.43		2.16	2.59	(0.37)	(0.72)	(1.09)
September 9, 2016 (h) through June 30, 2017	36.60	0.32		4.34	4.66	(0.33)	(2.24)	(2.57)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)

Reflects special dividends paid out during the period by several of the Fund’s holdings. Had the Fund not received the special dividends the net investment income (loss) per share would have been $0.14, $(0.03), $0.23, $0.32 and $0.05 for Class A, Class C, Class I, Class L and Class R2 Shares, respectively and the net investment income (loss) ratio would have been 0.41%, (0.10)%, 0.66%, 0.90% and 0.16% for Class A, Class C, Class I, Class L and Class R2 Shares, respectively.

(g)	Amount rounds to less than $0.005.
(h)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2018

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$32.24	(11.71)%	$1,514,797	1.23%	1.57%		1.25%	7%
39.24	6.20	1,967,162	1.23	0.51		1.26	13
37.80	13.83	2,149,689	1.23	0.45		1.36	23
35.41	1.85	2,302,567	1.24	0.54		1.41	20
36.98	7.68	2,623,772	1.23	0.53		1.38	18
37.25	23.25	3,404,974	1.23	0.42	(f)	1.37	25

30.98	(11.93)	164,325	1.74	1.09		1.75	7
37.68	5.65	214,331	1.74	(0.06)		1.75	13
36.35	13.27	452,351	1.74	(0.06)		1.80	23
34.17	1.35	549,619	1.75	0.03		1.83	20
35.79	7.12	595,385	1.74	0.03		1.84	18
36.19	22.63	608,283	1.74	(0.09	)(f)	1.87	25

32.59	(11.60)	2,323,938	0.98	1.74		1.00	7
39.70	6.44	2,985,882	0.98	0.77		1.00	13
38.24	14.15	2,902,646	0.98	0.72		1.07	23
35.79	2.11	2,332,160	0.99	0.80		1.11	20
37.36	7.92	2,347,703	0.98	0.75		1.10	18
37.61	23.59	2,967,759	0.98	0.67	(f)	1.12	25

32.98	(11.50)	9,701,063	0.74	1.91		0.85	7
40.21	6.73	11,795,588	0.74	1.00		0.86	13
38.70	14.39	12,478,637	0.74	0.96		0.91	23
36.19	2.35	10,313,629	0.75	1.04		0.94	20
37.76	8.19	10,320,516	0.74	1.05		0.94	18
37.99	23.88	8,581,992	0.74	0.92	(f)	0.97	25

30.86	(11.83)	68,776	1.49	1.18		1.51	7
37.64	5.93	82,108	1.49	0.26		1.51	13
36.33	13.53	85,287	1.49	0.21		1.65	23
34.14	1.61	66,167	1.50	0.29		1.75	20
35.73	7.38	71,697	1.49	0.28		1.71	18
36.14	22.94	71,958	1.49	0.17	(f)	1.62	25

31.97	(11.71)	61,548	1.24	1.29		1.27	7
38.97	6.17	62,576	1.24	0.55		1.25	13
37.67	12.70	19,262	1.24	0.87		1.35	23

32.43	(11.60)	22,364	0.99	1.63		1.00	7
39.56	6.45	17,859	0.99	0.83		1.00	13
38.16	12.89	3,537	0.99	1.26		1.10	23

32.95	(11.53)	73,299	0.83	1.79		0.85	7
40.15	6.61	84,457	0.84	0.96		0.85	13
38.67	13.06	30,334	0.84	1.18		1.02	23

32.96	(11.50)	1,094,040	0.73	1.63		0.75	7
40.19	6.71	1,073,888	0.74	1.08		0.75	13
38.69	13.13	281,269	0.74	1.05		0.75	23

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2018	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	51

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Value Advantage Fund
Class A
Six Months Ended December 31, 2018 (Unaudited)	$35.38	$0.32		$(3.14)	$(2.82)	$(0.46)	$(1.69)	$(2.15)
Year Ended June 30, 2018	33.40	0.35	(f)	2.26	2.61	(0.28)	(0.35)	(0.63)
Year Ended June 30, 2017	28.66	0.27		4.77	5.04	(0.30)	—	(0.30)
Year Ended June 30, 2016	29.84	0.27		(0.99)	(0.72)	(0.17)	(0.29)	(0.46)
Year Ended June 30, 2015	29.15	0.19		1.47	1.66	(0.26)	(0.71)	(0.97)
Year Ended June 30, 2014	24.64	0.34		5.03	5.37	(0.16)	(0.70)	(0.86)

Class C
Six Months Ended December 31, 2018 (Unaudited)	35.20	0.23		(3.12)	(2.89)	(0.28)	(1.69)	(1.97)
Year Ended June 30, 2018	33.20	0.18	(f)	2.24	2.42	(0.07)	(0.35)	(0.42)
Year Ended June 30, 2017	28.52	0.11		4.74	4.85	(0.17)	—	(0.17)
Year Ended June 30, 2016	29.72	0.14		(0.99)	(0.85)	(0.06)	(0.29)	(0.35)
Year Ended June 30, 2015	29.08	0.04		1.47	1.51	(0.16)	(0.71)	(0.87)
Year Ended June 30, 2014	24.61	0.20		5.02	5.22	(0.05)	(0.70)	(0.75)

Class I
Six Months Ended December 31, 2018 (Unaudited)	35.60	0.34		(3.14)	(2.80)	(0.56)	(1.69)	(2.25)
Year Ended June 30, 2018	33.62	0.44	(f)	2.28	2.72	(0.39)	(0.35)	(0.74)
Year Ended June 30, 2017	28.86	0.35		4.80	5.15	(0.39)	—	(0.39)
Year Ended June 30, 2016	29.99	0.33		(0.98)	(0.65)	(0.19)	(0.29)	(0.48)
Year Ended June 30, 2015	29.27	0.27		1.48	1.75	(0.32)	(0.71)	(1.03)
Year Ended June 30, 2014	24.72	0.42		5.03	5.45	(0.20)	(0.70)	(0.90)

Class L
Six Months Ended December 31, 2018 (Unaudited)	35.62	0.41		(3.19)	(2.78)	(0.60)	(1.69)	(2.29)
Year Ended June 30, 2018	33.63	0.50	(f)	2.29	2.79	(0.45)	(0.35)	(0.80)
Year Ended June 30, 2017	28.86	0.41		4.82	5.23	(0.46)	—	(0.46)
Year Ended June 30, 2016	30.06	0.43		(1.02)	(0.59)	(0.32)	(0.29)	(0.61)
Year Ended June 30, 2015	29.31	0.34		1.50	1.84	(0.38)	(0.71)	(1.09)
Year Ended June 30, 2014	24.74	0.48		5.04	5.52	(0.25)	(0.70)	(0.95)

Class R2
Six Months Ended December 31, 2018 (Unaudited)	35.22	0.30		(3.15)	(2.85)	(0.42)	(1.69)	(2.11)
July 31, 2017 (g) through June 30, 2018	34.04	0.25	(f)	1.64	1.89	(0.36)	(0.35)	(0.71)

Class R3
Six Months Ended December 31, 2018 (Unaudited)	35.11	0.27		(3.07)	(2.80)	(0.54)	(1.69)	(2.23)
Year Ended June 30, 2018	33.24	0.35	(f)	2.26	2.61	(0.39)	(0.35)	(0.74)
September 9, 2016 (g) through June 30, 2017	29.33	0.29		4.06	4.35	(0.44)	—	(0.44)

Class R4
Six Months Ended December 31, 2018 (Unaudited)	35.47	0.35		(3.14)	(2.79)	(0.57)	(1.69)	(2.26)
Year Ended June 30, 2018	33.55	0.51	(f)	2.20	2.71	(0.44)	(0.35)	(0.79)
September 9, 2016 (g) through June 30, 2017	29.56	0.27		4.18	4.45	(0.46)	—	(0.46)

Class R5
Six Months Ended December 31, 2018 (Unaudited)	35.57	0.35		(3.12)	(2.77)	(0.62)	(1.69)	(2.31)
Year Ended June 30, 2018	33.59	0.50	(f)	2.28	2.78	(0.45)	(0.35)	(0.80)
September 9, 2016 (g) through June 30, 2017	29.57	0.30		4.20	4.50	(0.48)	—	(0.48)

Class R6
Six Months Ended December 31, 2018 (Unaudited)	35.60	0.39		(3.14)	(2.75)	(0.65)	(1.69)	(2.34)
Year Ended June 30, 2018	33.61	0.54	(f)	2.26	2.80	(0.46)	(0.35)	(0.81)
September 9, 2016 (g) through June 30, 2017	29.57	0.36		4.17	4.53	(0.49)	—	(0.49)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2018

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$30.41	(8.24)%	$1,113,086	1.14%	1.79%		1.25%	9%
35.38	7.81	1,346,080	1.17	1.01	(f)	1.25	23
33.40	17.60	1,432,370	1.24	0.85		1.36	24
28.66	(2.34)	2,045,698	1.24	0.98		1.43	26
29.84	5.78	2,440,061	1.24	0.64		1.41	17
29.15	22.19	1,701,250	1.24	1.26		1.33	36

30.34	(8.48)	498,528	1.64	1.28		1.75	9
35.20	7.27	591,602	1.67	0.51	(f)	1.75	23
33.20	17.02	746,521	1.74	0.34		1.81	24
28.52	(2.82)	728,800	1.74	0.49		1.85	26
29.72	5.26	701,023	1.73	0.14		1.83	17
29.08	21.58	402,880	1.74	0.74		1.83	36

30.55	(8.12)	2,224,973	0.89	1.90		1.00	9
35.60	8.07	2,296,056	0.92	1.26	(f)	1.00	23
33.62	17.89	2,165,577	0.99	1.09		1.04	24
28.86	(2.10)	1,414,635	0.99	1.16		1.05	26
29.99	6.05	3,095,251	0.99	0.89		1.05	17
29.27	22.49	2,546,808	0.99	1.53		1.08	36

30.55	(8.06)	2,388,550	0.74	2.26		0.85	9
35.62	8.29	3,255,993	0.74	1.42	(f)	0.85	23
33.63	18.17	3,643,327	0.75	1.32		0.87	24
28.86	(1.87)	5,901,818	0.74	1.50		0.88	26
30.06	6.36	5,058,172	0.74	1.15		0.90	17
29.31	22.77	3,042,506	0.74	1.77		0.93	36

30.26	(8.36)	36	1.39	1.69		2.12	9
35.22	5.54	38	1.41	0.78	(f)	1.61	23

30.08	(8.25)	1,763	1.14	1.53		1.27	9
35.11	7.82	1,132	1.15	1.01	(f)	1.28	23
33.24	14.87	385	1.24	1.09		1.36	24

30.42	(8.13)	15,703	0.89	1.96		1.00	9
35.47	8.07	17,231	0.89	1.43	(f)	1.00	23
33.55	15.10	34	1.00	1.05		1.08	24

30.49	(8.06)	6,310	0.74	1.92		0.85	9
35.57	8.25	6,114	0.76	1.41	(f)	0.88	23
33.59	15.27	422	0.83	1.14		0.89	24

30.51	(7.99)	3,628,398	0.64	2.16		0.75	9
35.60	8.31	3,869,991	0.67	1.52	(f)	0.75	23
33.61	15.35	3,069,390	0.74	1.39		0.75	24

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2018	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	53

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2018 (Unaudited)

1. Organization

JPMorgan Trust I (“JPM I”) and JPMorgan Trust II (“JPM II”) were formed on November 12, 2004, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.

J.P. Morgan Mutual Fund Investment Trust (“JPMMFIT”), an open-end management investment company, was organized as a Massachusetts business trust on September 23, 1997.

J.P. Morgan Fleming Mutual Fund Group, Inc. (“JPMFMFG”, and with JPM I, JPM II and JPMMFIT, collectively, the “Trusts”), an open-end management investment company, was organized as a Maryland corporation on August 19, 1997.

The following are 5 separate funds of the Trusts (each, a “Fund” and collectively, the “Funds”) covered by this report:

	Classes Offered	Trust	Diversified/Non-Diversified
JPMorgan Growth Advantage Fund	Class A, Class C, Class I, Class R2*, Class R3, Class R4, Class R5 and Class R6	JPMMFIT	Diversified
JPMorgan Mid Cap Equity Fund	Class A, Class C, Class I, Class R2, Class R5 and Class R6	JPM I	Diversified
JPMorgan Mid Cap Growth Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan Mid Cap Value Fund	Class A, Class C, Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6	JPMFMFG	Diversified
JPMorgan Value Advantage Fund	Class A, Class C, Class I, Class L, Class R2*, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified

*	Class R2 Shares commenced operations on July 31, 2017 for JPMorgan Growth Advantage Fund and JPMorgan Value Advantage Fund.

The investment objective of JPMorgan Growth Advantage Fund (“Growth Advantage Fund”) and JPMorgan Mid Cap Equity Fund (“Mid Cap Equity Fund”) is to seek to provide long-term capital growth.

The investment objective of JPMorgan Mid Cap Growth Fund (“Mid Cap Growth Fund”) is to seek growth of capital.

The investment objective of JPMorgan Mid Cap Value Fund (“Mid Cap Value Fund”) is to seek growth from capital appreciation.

The investment objective of JPMorgan Value Advantage Fund (“Value Advantage Fund”) is to seek to provide long-term total return from a combination of income and capital gains.

Class L Shares of the Mid Cap Value Fund and the Value Advantage Fund are publicly offered only on a limited basis. Investors are not eligible to purchase Class L Shares of these Funds unless they meet certain requirements as described in the Funds’ prospectuses.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectuses. Beginning on November 14, 2017, Class C Shares automatically convert to Class A Shares after ten years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, thus, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Boards of Trustees (the “Boards”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Boards.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Boards with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as

54	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2018

directed by the Boards. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Boards.

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Boards. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Growth Advantage Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$7,920,548	$—	$—	$7,920,548

Mid Cap Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,468,073	$—	$—	$2,468,073

Mid Cap Growth Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,684,701	$—	$—	$3,684,701

Mid Cap Value Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$15,359,003	$—	$—	$15,359,003

DECEMBER 31, 2018	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	55

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2018 (Unaudited) (continued)

Value Advantage Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (b)	$9,994,233	$—	$146	$9,994,379

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOIs. Please refer to the SOIs for industry specifics of portfolio holdings.
(b)	All portfolio holdings designated as level 1 and level 3 are disclosed individually on the SOIs. Level 3 consists of rights. Please refer to the SOIs for industry specifics of portfolio holdings.

There were no transfers among any levels for the six months ended December 31, 2018.

B. Securities Lending — Effective October 5, 2018, the Funds became authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the IM Shares of JPMorgan U.S. Government Money Market Fund and the Agency SL Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain loan fees and the interest on cash collateral investments but are required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.

The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations (amounts in thousands).

Dividend Income
Growth Advantage Fund	$592
Mid Cap Equity Fund	169
Mid Cap Growth Fund	461
Mid Cap Value Fund	568
Value Advantage Fund	214

Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities).

The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of Collateral Investments are disclosed on the SOIs. At December 31, 2018, the value of outstanding securities on loan and the value of Collateral investments were as follows (amounts in thousands):

	Value of Securities on Loan	Cash Collateral Posted by Borrower	Total value of Collateral Investments
Growth Advantage Fund	$135,257	$138,088	$138,088
Mid Cap Equity Fund	47,406	47,708	47,708
Mid Cap Growth Fund	132,610	133,998	133,998
Mid Cap Value Fund	101,814	103,483	103,483
Value Advantage Fund	73,853	75,166	75,166

The Funds bear the risk of loss associated with the Collateral Investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the Collateral Investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the Collateral Investments to fund the payment of this liability.

56	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2018

The following table presents the Funds’ value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collated received or posted by the Funds as of December 31, 2018 (amounts in thousands).

	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower	Net Amount Due to Counterparty (not less than zero)
Growth Advantage Fund	$135,257	$(135,257)	$—
Mid Cap Equity Fund	47,406	(47,406)	—
Mid Cap Growth Fund	132,610	(132,610)	—
Mid Cap Value Fund	101,814	(101,814)	—
Value Advantage Fund	73,853	(73,853)	—

Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.

JPMIM voluntarily waived investment advisory fees charged to the Funds to reduce the impact of the investment in the JPMorgan U.S. Government Money Market Fund from 0.16% to 0.06%. JPMIM waived fees associated with the Funds’ investment in JPMorgan U.S. Government Money Market Fund as follows (amounts in thousands):

Growth Advantage Fund	$6
Mid Cap Equity Fund	2
Mid Cap Growth Fund	5
Mid Cap Value Fund	6
Value Advantage Fund	2

The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the Statements of Operations as Income from securities lending (net).

C. Investment Transactions with Affiliates — The Funds invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Funds may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the tables below. Amounts in the tables below are in thousands.

Growth Advantage Fund

For the six months ended December 31, 2018
Security Description	Value at June 30, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2018	Shares at December 31, 2018	Dividend Income		Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.60% (a)(b)	$—	$281,000	$169,000	$—	$—	$112,000	112,011	$446	*	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.46% (a)(b)	—	220,791	194,703	—	—	26,088	26,088	146	*	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.40% (a)(b)	218,911	977,746	1,129,123	—	—	67,534	67,534	2,606		—

Total	$218,911	$1,479,537	$1,492,826	$—	$—	$205,622		$3,198		$—

DECEMBER 31, 2018	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	57

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2018 (Unaudited) (continued)

Mid Cap Equity Fund

For the six months ended December 31, 2018
Security Description	Value at June 30, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2018	Shares at December 31, 2018	Dividend Income		Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.60% (a)(b)	$—	$90,000	$50,000	$—	$—	$40,000	40,004	$125	*	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.46% (a)(b)	—	71,460	63,752	—	—	7,708	7,708	44	*	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.40% (a)(b)	80,883	313,222	354,781	—	—	39,324	39,324	917		—

Total	$80,883	$474,682	$468,533	$—	$—	$87,032		$1,086		$—

Mid Cap Growth Fund

For the six months ended December 31, 2018
Security Description	Value at June 30, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2018	Shares at December 31, 2018	Dividend Income		Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.60% (a)(b)	$—	$216,000	$102,000	$—	$—	$114,000	114,011	$351	*	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.46% (a)(b)	—	149,108	129,110	—	—	19,998	19,998	110	*	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.40% (a)(b)	114,331	465,906	564,547	—	—	15,690	15,690	1,290		—

Total	$114,331	$831,014	$795,657	$—	$—	$149,688		$1,751		$—

Mid Cap Value Fund

For the six months ended December 31, 2018
Security Description	Value at June 30, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2018	Shares at December 31, 2018	Dividend Income		Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.60% (a)(b)	$—	$387,000	$298,000	$—		$—	$89,000	89,009	$428	*	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.46% (a)(b)	—	244,810	230,327	—		—	14,483	14,483	140	*	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.40% (a)(b)	511,256	960,010	1,185,122	—	(c)	—	286,144	286,144	6,229		—

Total	$511,256	$1,591,820	$1,713,449	$—	(c)	$—	$389,627		$6,797		$—

58	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2018

Value Advantage Fund

For the six months ended December 31, 2018
Security Description	Value at June 30, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2018	Shares at December 31, 2018	Dividend Income		Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.60% (a)(b)	$—	$122,000	$59,000	$—	$—	$63,000	63,006	$157	*	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.46% (a)(b)	—	87,845	75,679	—	—	12,166	12,166	57	*	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.40% (a)(b)	253,654	1,015,309	1,179,662	—	—	89,301	89,301	2,637		—

Total	$253,654	$1,225,154	$1,314,341	$—	$—	$164,467		$2,851		$—

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2018.
(c)	Amount rounds to less than one thousand.
*	Amount is included on the Statements of Operations as Income from securities lending (net).

D. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, and dividend expense on securities sold short, are recorded on the ex-dividend date or when a Fund first learns of the dividend.

To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

E. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trusts are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each class of the Funds for the six months ended December 31, 2018 are as follows (amounts in thousands):

	Class A	Class C	Class I	Class L	Class R2		Class R3		Class R4		Class R5		Class R6	Total
Growth Advantage Fund
Transfer agency fees	$51	$23	$22	n/a	$—	(a)	$—	(a)	$—	(a)	$2		$19	$117
Mid Cap Equity Fund
Transfer agency fees	12	1	4	n/a	—	(a)	n/a		n/a		—	(a)	9	26
Mid Cap Growth Fund
Transfer agency fees	142	4	17	n/a	11		—	(a)	—	(a)	2		21	197
Mid Cap Value Fund
Transfer agency fees	58	4	20	$338	5		7		—	(a)	—	(a)	8	440
Value Advantage Fund
Transfer agency fees	39	20	18	29	—	(a)	—	(a)	—	(a)	—	(a)	12	118

(a)	Amount rounds to less than one thousand.

DECEMBER 31, 2018	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	59

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2018 (Unaudited) (continued)

F. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of December 31, 2018, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ Federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

G. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid at least annually. Distributions are declared separately for each class of each Fund. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to Investment Advisory Agreements, the Adviser supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

Growth Advantage Fund	0.65%
Mid Cap Equity Fund	0.65
Mid Cap Growth Fund	0.65
Mid Cap Value Fund	0.65
Value Advantage Fund	0.65

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to Administration Agreements, the Administrator provides certain administration services to the Funds. In consideration of these services during the six months ended December 31, 2018, the Administrator received a fee that was accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the six months ended December 31, 2018, the effective annualized rate was 0.08% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.F.

Effective January 1, 2019, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund’s respective average daily net assets, 0.050% of each Fund’s respective average daily net assets between $10 billion and $20 billion, 0.025% of each Fund’s respective average daily net assets between $20 billion and $25 billion and 0.01% of each Fund’s respective average daily net assets in excess of $25 billion.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Trusts’ principal underwriter and promotes and arranges for the sale of each Fund’s shares.

The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C, Class R2 and Class R3 Shares of the Funds, as applicable, in accordance with Rule 12b-1 under the 1940 Act. Class I, Class L, Class R4, Class R5 and Class R6 Shares do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:

	Class A	Class C	Class R2	Class R3
Growth Advantage Fund	0.25%	0.75%	0.50%	0.25%
Mid Cap Equity Fund	0.25	0.75	0.50	n/a
Mid Cap Growth Fund	0.25	0.75	0.50	0.25
Mid Cap Value Fund	0.25	0.75	0.50	0.25
Value Advantage Fund	0.25	0.75	0.50	0.25

60	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2018

In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended December 31, 2018, JPMDS retained the following (amounts in thousands):

	Front-End Sales Charge	CDSC
Growth Advantage Fund	$273	$10
Mid Cap Equity Fund	66	—
Mid Cap Growth Fund	50	—	(a)
Mid Cap Value Fund	11	—	(a)
Value Advantage Fund	89	—	(a)

(a)	Amount rounds to less than one thousand.

D. Service Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to the shareholders. For performing these services, JPMDS receives a fee, except for Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5
Growth Advantage Fund	0.25%	0.25%	0.25%	n/a	0.25%	0.25%	0.25%	0.10%
Mid Cap Equity Fund	0.25	0.25	0.25	n/a	0.25	n/a	n/a	0.10
Mid Cap Growth Fund	0.25	0.25	0.25	n/a	0.25	0.25	0.25	0.10
Mid Cap Value Fund	0.25	0.25	0.25	0.10%	0.25	0.25	0.25	0.10
Value Advantage Fund	0.25	0.25	0.25	0.10	0.25	0.25	0.25	0.10

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.

JPMDS waived service fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations. Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations. Prior to March 1, 2018, payments to the custodian were reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5	Class R6
Growth Advantage Fund	1.14%	1.64%	0.89%	n/a	1.39%	1.14%	0.89%	0.74%	0.64%
Mid Cap Equity Fund	1.14	1.64	0.89	n/a	1.39	n/a	n/a	0.74	0.64
Mid Cap Growth Fund	1.24	1.74	0.93	n/a	1.49	1.24	0.99	0.79	0.74
Mid Cap Value Fund	1.24	1.75	0.99	0.75%	1.50	1.25	1.00	0.85	0.73	*
Value Advantage Fund	1.14	1.64	0.89	0.75	1.39	1.14	0.89	0.74	0.64

*

Prior to November 1, 2018, the contractual expense limitation for Class R6 Shares of Mid Cap Value Fund was 0.75%. The contractual expense percentages in the table above are in place until at least October 31, 2019.

Except as noted above, the expense limitation agreements were in effect for the six months ended December 31, 2018 and the contractual expense limitation percentages in the table above are in place until at least October 31, 2019.

DECEMBER 31, 2018	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	61

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2018 (Unaudited) (continued)

For the six months ended December 31, 2018, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Growth Advantage Fund	$2,862	$1,908	$91	$4,861	$12
Mid Cap Equity Fund	906	604	13	1,523	—
Mid Cap Growth Fund	131	84	575	790	8
Mid Cap Value Fund	221	143	5,664	6,028	97
Value Advantage Fund	3,623	2,416	76	6,115	12

Additionally, the Funds may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund’s investment in such affiliated money market fund.

The amount of waivers resulting from investments in these money market funds for the six months ended December 31, 2018 was as follows (amounts in thousands):

Growth Advantage Fund	$305
Mid Cap Equity Fund	98
Mid Cap Growth Fund	150
Mid Cap Value Fund	685
Value Advantage Fund	317

G. Other — Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Boards appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended December 31, 2018, Growth Advantage Fund, Mid Cap Equity Fund, Mid Cap Growth Fund and Mid Cap Value Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.

The Funds may use related party broker-dealers. For the six months ended December 31, 2018, the Funds did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the six months ended December 31, 2018, purchases and sales of investments (excluding short-term investments and transfers in-kind) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Growth Advantage Fund	$2,004,154	$1,745,429
Mid Cap Equity Fund	504,155	458,019
Mid Cap Growth Fund	1,178,578	998,632
Mid Cap Value Fund	1,217,379	1,628,658
Value Advantage Fund	954,437	1,240,799

During the six months ended December 31, 2018, there were no purchases or sales of U.S. Government securities.

62	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2018

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at December 31, 2018 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Growth Advantage Fund	$5,577,283	$2,546,106	$202,841	$2,343,265
Mid Cap Equity Fund	1,963,953	637,589	133,469	504,120
Mid Cap Growth Fund	3,142,141	752,863	210,303	542,560
Mid Cap Value Fund	11,432,100	4,879,740	952,837	3,926,903
Value Advantage Fund	8,329,449	2,223,555	558,625	1,664,930

Late year ordinary losses incurred after December 31 as well as net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the year ended June 30, 2018, the following Funds deferred to July 1, 2018 late year ordinary losses and post-October capital losses of (amounts in thousands):

Late Year Ordinary Loss Deferral
Growth Advantage Fund	$10,229
Mid Cap Growth Fund	6,257

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 4, 2019.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at December 31, 2018. Average borrowings from the Facility during the six months ended December 31, 2018, were as follows (amounts in thousands, except number of days outstanding):

	Average Borrowings	Average Interest Rate Paid	Number of Days Outstanding	Interest Paid
Mid Cap Equity Fund	$13,588	2.71%	1	$1

The Trusts, along with certain other trusts (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25,000,000 in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25,000,000 minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.

Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00% plus the greater of the federal funds effective rate or one month LIBOR. The annual commitment fee to maintain the Credit Facility is 0.15% and is incurred on the unused portion of the Credit Facility and is allocated to all participating funds pro rata based on their respective net assets. Effective August 14, 2018, this agreement has been amended and restated for a term of 364 days, unless extended.

DECEMBER 31, 2018	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	63

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2018 (Unaudited) (continued)

The Funds had no borrowings outstanding from the Credit Facility at December 31, 2018. Average borrowings from the Credit Facility for, or at any time during the six months ended December 31, 2018 were as follows (amounts in thousands):

	Average Borrowings	Average Interest Rate Paid	Number of Days Outstanding	Interest Paid
Growth Advantage Fund	$10,500	3.38%	1	$1
Value Advantage Fund	$27,500	3.38%	1	$3

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

As of December 31, 2018, the Funds had omnibus accounts which owned more than 10% of the respective Fund’s outstanding shares as follows:

	Number of Affiliated Omnibus Accounts	% of the Fund	Number of Non-affiliated Omnibus Accounts	% of the Fund
Growth Advantage Fund	4	12.1%	3	15.1%
Mid Cap Equity Fund	—	—	4	23.3
Mid Cap Growth Fund	—	—	7	15.8
Mid Cap Value Fund	—	—	8	33.0
Value Advantage Fund	—	—	6	22.0

As of December 31, 2018, the JPMorgan SmartRetirement Funds, which are affiliated funds of funds, owned in the aggregate, shares representing more than 10% of the net assets of the following Funds:

JPMorgan SmartRetirement Funds
Growth Advantage Fund	28.3%
Mid Cap Equity Fund	48.0
Value Advantage Fund	22.0

Significant shareholder transactions by these shareholders may impact the Funds’ performance.

8. New Accounting Pronouncements

In August 2018, the Financial Accounting Standard Board (“FASB”) issued Accounting Standard Update (“ASU”) 2018-13 (“ASU 2018-13”) Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement, which adds, removes, and modifies certain aspects of the fair value disclosure. ASU 2018-13 amendments are the result of a broader disclosure project, FASB Concepts Statement Conceptual Framework for Financial Reporting — Chapter 8: Notes to Financial Statements, to improve the effectiveness of the fair value disclosure requirements. ASU 2018-13 is effective for the fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019; early adoption is permitted. We have evaluated the implications of these changes and the amendments are included in the financial statements, which had no effect to the Funds’ net assets or results of operation.

In August 2018, the SEC adopted their Disclosure Update and Simplification Rule (the “Rule”). The Rule is part of the SEC’s overall project to improve disclosure effectiveness by amending certain disclosure requirements that have become redundant, duplicative, overlapping, outdated, or superseded in light of other SEC disclosure requirements, U.S. GAAP, or changes in the information environment. The amendments are intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. We have evaluated the implications of these changes and the amendments are included in the financial statements, which had no effect on the Funds’ net assets or results of operation.

64	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2018

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, July 1, 2018, and continued to hold your shares at the end of the reporting period, December 31, 2018.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value July 1, 2018	Ending Account Value December 31, 2018	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Growth Advantage Fund
Class A
Actual	$1,000.00	$890.40	$5.38	1.13%
Hypothetical	1,000.00	1,019.51	5.75	1.13
Class C
Actual	1,000.00	888.20	7.81	1.64
Hypothetical	1,000.00	1,016.94	8.34	1.64
Class I
Actual	1,000.00	891.80	4.20	0.88
Hypothetical	1,000.00	1,020.77	4.48	0.88
Class R2
Actual	1,000.00	889.30	6.62	1.39
Hypothetical	1,000.00	1,018.20	7.07	1.39
Class R3
Actual	1,000.00	890.50	5.38	1.13
Hypothetical	1,000.00	1,019.51	5.75	1.13
Class R4
Actual	1,000.00	891.80	4.20	0.88
Hypothetical	1,000.00	1,020.77	4.48	0.88
Class R5
Actual	1,000.00	892.30	3.48	0.73
Hypothetical	1,000.00	1,021.53	3.72	0.73
Class R6
Actual	1,000.00	892.90	3.01	0.63
Hypothetical	1,000.00	1,022.03	3.21	0.63

DECEMBER 31, 2018	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	65

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value July 1, 2018	Ending Account Value December 31, 2018	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Mid Cap Equity Fund
Class A
Actual	$1,000.00	$889.90	$5.38	1.13%
Hypothetical	1,000.00	1,019.51	5.75	1.13
Class C
Actual	1,000.00	887.70	7.76	1.63
Hypothetical	1,000.00	1,016.99	8.29	1.63
Class I
Actual	1,000.00	891.20	4.19	0.88
Hypothetical	1,000.00	1,020.77	4.48	0.88
Class R2
Actual	1,000.00	888.80	6.57	1.38
Hypothetical	1,000.00	1,018.25	7.02	1.38
Class R5
Actual	1,000.00	891.80	3.48	0.73
Hypothetical	1,000.00	1,021.53	3.72	0.73
Class R6
Actual	1,000.00	892.30	3.00	0.63
Hypothetical	1,000.00	1,022.03	3.21	0.63

JPMorgan Mid Cap Growth Fund
Class A
Actual	1,000.00	893.10	5.87	1.23
Hypothetical	1,000.00	1,019.00	6.26	1.23
Class C
Actual	1,000.00	891.00	8.25	1.73
Hypothetical	1,000.00	1,016.48	8.79	1.73
Class I
Actual	1,000.00	894.60	4.39	0.92
Hypothetical	1,000.00	1,020.57	4.69	0.92
Class R2
Actual	1,000.00	892.00	7.06	1.48
Hypothetical	1,000.00	1,017.74	7.53	1.48
Class R3
Actual	1,000.00	893.40	5.87	1.23
Hypothetical	1,000.00	1,019.00	6.26	1.23
Class R4
Actual	1,000.00	894.50	4.68	0.98
Hypothetical	1,000.00	1,020.27	4.99	0.98
Class R5
Actual	1,000.00	895.20	3.73	0.78
Hypothetical	1,000.00	1,021.27	3.97	0.78
Class R6
Actual	1,000.00	895.40	3.49	0.73
Hypothetical	1,000.00	1,021.53	3.72	0.73

JPMorgan Mid Cap Value Fund
Class A
Actual	1,000.00	882.90	5.84	1.23
Hypothetical	1,000.00	1,019.00	6.26	1.23
Class C
Actual	1,000.00	880.70	8.25	1.74
Hypothetical	1,000.00	1,016.43	8.84	1.74
Class I
Actual	1,000.00	884.00	4.65	0.98
Hypothetical	1,000.00	1,020.27	4.99	0.98

66	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2018

	Beginning Account Value July 1, 2018	Ending Account Value December 31, 2018	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Mid Cap Value Fund (continued)
Class L
Actual	$1,000.00	$885.00	$3.52	0.74%
Hypothetical	1,000.00	1,021.48	3.77	0.74
Class R2
Actual	1,000.00	881.70	7.07	1.49
Hypothetical	1,000.00	1,017.69	7.58	1.49
Class R3
Actual	1,000.00	882.90	5.88	1.24
Hypothetical	1,000.00	1,018.95	6.31	1.24
Class R4
Actual	1,000.00	884.00	4.70	0.99
Hypothetical	1,000.00	1,020.21	5.04	0.99
Class R5
Actual	1,000.00	884.70	3.94	0.83
Hypothetical	1,000.00	1,021.02	4.23	0.83
Class R6
Actual	1,000.00	885.00	3.47	0.73
Hypothetical	1,000.00	1,021.53	3.72	0.73

JPMorgan Value Advantage Fund
Class A
Actual	1,000.00	917.60	5.51	1.14
Hypothetical	1,000.00	1,019.46	5.80	1.14
Class C
Actual	1,000.00	915.20	7.92	1.64
Hypothetical	1,000.00	1,016.94	8.34	1.64
Class I
Actual	1,000.00	918.80	4.30	0.89
Hypothetical	1,000.00	1,020.72	4.53	0.89
Class L
Actual	1,000.00	919.40	3.58	0.74
Hypothetical	1,000.00	1,021.48	3.77	0.74
Class R2
Actual	1,000.00	916.40	6.71	1.39
Hypothetical	1,000.00	1,018.20	7.07	1.39
Class R3
Actual	1,000.00	917.50	5.51	1.14
Hypothetical	1,000.00	1,019.46	5.80	1.14
Class R4
Actual	1,000.00	918.70	4.30	0.89
Hypothetical	1,000.00	1,020.72	4.53	0.89
Class R5
Actual	1,000.00	919.40	3.58	0.74
Hypothetical	1,000.00	1,021.48	3.77	0.74
Class R6
Actual	1,000.00	920.10	3.10	0.64
Hypothetical	1,000.00	1,021.98	3.26	0.64

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

DECEMBER 31, 2018	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	67

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited)

The Board of Trustees has established various standing committees composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) meet regularly throughout the year and consider factors that are relevant to their annual consideration of investment advisory agreements at each meeting. They also meet for the specific purpose of considering investment advisory agreement annual renewals. The Board of Trustees held meetings in person in June and August 2018, at which the Trustees considered the continuation of the investment advisory agreements for each Fund whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered the investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreements or any of their affiliates, approved the continuation of each Advisory Agreement on August 15, 2018.

As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from the Adviser. This information includes the Funds’ performance as compared to the performance of their peers and benchmarks and analyses by the Adviser of the Funds’ performance. In addition, the Trustees have engaged an independent management consulting firm (“independent consultant”) to report on the performance of certain J.P. Morgan Funds at each of the Trustees’ regular meetings. In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc., independent providers of investment company data (together, “Broadridge/Lipper”). The Trustees’ independent consultant also provided additional analyses of the performance of the Funds as compared to the Funds’ objectives and peer groups. Before voting on the Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the Adviser, counsel to the Trusts and independent legal counsel and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreements. The Trustees also discussed the Advisory Agreements in executive sessions with independent legal counsel at which no representatives of the Adviser were present.

A summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors, and no factor alone was considered determinative. The Trustees considered information provided with respect to the Funds throughout the year, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.

After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable under the circumstances and determined and that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent and quality of the services provided to each Fund under the applicable Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Adviser’s senior management and the expertise of, and the amount of attention given to each Fund by, investment personnel of the Adviser. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team, including personnel changes. The Trustees also considered information provided by the Adviser and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of each Fund. The Trustees reviewed information relating to the Adviser’s risk governance model and reports showing the Adviser’s compliance structure and ongoing compliance processes. The Trustees also considered the quality of the administrative services provided by the Adviser in its role as administrator.

The Trustees also considered their knowledge of the nature and quality of the services provided by the Adviser and its affiliates to the Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the Funds, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.

68	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2018

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by the Adviser.

Costs of Services Provided and Profitability to the Adviser and its Affiliates

The Trustees received and considered information regarding the profitability to the Adviser and its affiliates in providing services to each Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, the Trustees concluded that the profitability to the Adviser under each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.

The Trustees also considered that JPMDS, an affiliate of the Adviser, and the Adviser earn fees from the Funds for providing shareholder and administrative services, respectively. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting, and other related services.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser.

Economies of Scale

The Trustees considered the extent to which the Funds may benefit from economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Funds were priced to scale and whether it would be appropriate to add advisory fee breakpoints, but noted that each Fund has implemented fee waivers and contractual expense limitations (“Fee Caps”) which allow each Fund’s shareholders to share potential economies of scale from a Fund’s inception and that the fees remain competitive with peer funds. The Trustees also considered that the Adviser has added or enhanced services to the Funds over time, noting the Adviser’s substantial investments in its business in support of the Funds, including investments in trading systems and technology (including cybersecurity improvements), attraction and retention of key talent, additions to analyst and portfolio management teams, and regulatory support enhancements. The Trustees concluded that the current fee structure was reasonable in light of the Fee Caps that the Adviser has in place that serve to limit the overall net expense ratios of each Fund at competitive levels. The Trustees concluded that the Funds’ shareholders received the benefits of potential economies of scale through the Fee Caps and the Adviser’s reinvestment in its operations to serve the Funds and their shareholders.

Independent Written Evaluation of the Funds’ Senior/Chief Compliance Officer

The Trustees noted that, upon their direction, the Senior Officer for the Mid Cap Growth Fund and Mid Cap Value Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.

The Trustees noted that, upon their direction, the Chief Compliance Officer for the Growth Advantage Fund, Mid Cap Equity Fund, and Value Advantage Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreements.

Fees Relative to Adviser’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including institutional separate accounts and/or funds sub-advised by the Adviser, for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered mutual funds relative to the Adviser’s other clients and noted differences in the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered mutual fund involves greater responsibilities and risks than acting as a sub-adviser and

DECEMBER 31, 2018	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	69

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the mutual fund, pays the sub-advisory fee and that many responsibilities related to the advisory function are retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance information for the Funds in a report prepared by Broadridge/Lipper. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe made up of funds with the same Broadridge/Lipper investment classification and objective (the “Universe”), as well as a subset of funds within the Universe (the “Peer Group”), by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge/Lipper’s methodology for selecting mutual funds in each Fund’s Peer Group and Universe. The Broadridge/Lipper materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared by the Trustees’ independent consultant. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge/Lipper performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:

The Trustees noted that the Growth Advantage Fund’s performance for Class A and Class I shares was in the first quintile based upon both the Peer Group and Universe, for each of the one-, three-, and five-year periods ended December 31, 2017. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

The Trustees noted that the Mid Cap Equity Fund’s performance for Class A shares was in the first, second and first quintiles based upon the Peer Group, and in the first, third and second quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2017, respectively. The Trustees noted that the performance for Class I shares was in the first, second and first quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31,

2017, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

The Trustees noted that the Mid Cap Growth Fund’s performance for Class A shares was in the third, fourth and third quintiles based upon the Peer Group, and in the second, fourth and second quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2017, respectively. The Trustees noted that the performance for Class I shares was in the third quintile based upon the Peer Group for each of the one-, three-, and five-year periods ended December 31, 2017, and in the second, fourth and second quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2017, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.

The Trustees noted that the Mid Cap Value Fund’s performance for Class A shares was in the third, third and second quintiles based upon the Peer Group, and in the fourth, fourth and third quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2017, respectively. The Trustees noted that the performance for Class I shares was in the third, third and first quintiles based upon the Peer Group, and in the fourth, third and third quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2017, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Fund’s Adviser provide additional Fund performance information to be reviewed with the members of the Board’s equity committee at each of its regularly scheduled meetings over the course of the next year.

The Trustees noted that the Value Advantage Fund’s performance for Class A shares was in the third, second and third quintiles based upon the Peer Group, and in the fourth, third and third quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2017, respectively. The Trustees noted that the performance for Class I shares was in the third quintile based upon the Peer Group for each of the one-, three-, and five-year periods ended December 31, 2017, and in the fourth, third and third quintiles based upon the Universe, for the one-, three-, and five-year periods ended

70	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2018

December 31, 2017, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate and administration fee rate paid by each Fund to the Adviser and compared the combined rate to the information prepared by Broadridge/Lipper concerning management fee rates paid by other funds in the same Broadridge/Lipper category as each Fund. The Trustees recognized that Broadridge/Lipper reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund. The Trustees considered the Fee Caps currently in place for each Fund, the net advisory fee rate after taking into account any waivers and/or reimbursements, and where deemed appropriate by the Trustees, additional waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:

The Trustees noted that the Growth Advantage Fund’s net advisory fee for Class A shares was in the third and second quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the fifth and second quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the third quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the second and third quintiles based upon the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the Mid Cap Equity Fund’s net advisory fee and actual total expenses for Class A shares were in the second quintile based upon both the Peer Group and Universe. The Trustees noted that the net advisory fee and actual total expenses for Class I shares were in the second quintile based upon the Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the Mid Cap Growth Fund’s net advisory fee for Class A shares was in the third quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the fourth and third quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I Shares was in the third quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the second and third quintiles based upon the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the Mid Cap Value Fund’s net advisory fee and actual total expenses for Class A shares was in the fifth and third quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the third quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the first and third quintiles based upon the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the Value Advantage Fund’s net advisory fee Class A shares was in the third quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the fifth and third quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee and actual total expenses for Class I shares were in the third quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

DECEMBER 31, 2018	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	71

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectuses and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management businesses of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2018. All rights reserved. December 2018.	SAN-MC-1218

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 13(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semi-annual report.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Fleming Mutual Fund Group, Inc.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
March 07, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
March 07, 2019

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
March 07, 2019